                            [LOGO OF NATIONWIDE/(R)/]

                                 NATIONWIDE/(R)/
                                    VARIABLE
                                    ACCOUNT-4

                                 Annual Report
                                       to
                                Contract Owners
                               December 31, 2004

APO-1882-12/04

                          NATIONWIDE VARIABLE ACCOUNT-4
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31, 2004

ASSETS:
  Investments at fair value:
    American Century VP - Income & Growth Fund - Class III (ACVPIncGr3)
      503,393 shares (cost $3,316,197) ...............................................  $   3,684,837
    American Century VP - Ultra/(R)/ Fund - Class III (ACVPUltra3)
      95,215 shares (cost $885,632) ..................................................        966,428
    American Century VP - Value Fund - Class III (ACVPVal3)
      729,778 shares (cost $5,842,333) ...............................................      6,385,554
    Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class 2 R (FidVIPEIS2R)
      219,782 shares (cost $5,058,369) ...............................................      5,496,759
    Fidelity/(R)/ VIP - Growth Portfolio - Service Class 2 R (FidVIPGrS2R)
      81,301 shares (cost $2,477,880) ................................................      2,564,234
    Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class 2 R (FidVIPConS2R)
      264,664 shares (cost $6,327,580) ...............................................      6,958,029
    Gartmore GVIT Government Bond Fund - Class III (GVITGvtBd3)
      589,308 shares (cost $6,961,284) ...............................................      6,853,655
    Gartmore GVIT ID Aggressive Fund - Class VI (GVITIDAgg6)
      38,141 shares (cost $409,439) ..................................................        439,385
    Gartmore GVIT ID Conservative Fund - Class VI (GVITIDCon6)
      139,117 shares (cost $1,431,678) ...............................................      1,453,775
    Gartmore GVIT ID Moderate Fund - Class VI (GVITIDMod6)
      834,568 shares (cost $8,883,152) ...............................................      9,380,543
    Gartmore GVIT ID Moderately Aggressive Fund - Class VI (GVITIDModAg6)
      239,013 shares (cost $2,596,164) ...............................................      2,751,038
    Gartmore GVIT ID Moderately Conservative Fund - Class VI (GVITIDModCon6)
      65,858 shares (cost $696,221) ..................................................        717,847
    Gartmore GVIT Mid Cap Growth Fund - Class III (GVITSMdCpGr3)
      48,025 shares (cost $1,050,440) ................................................      1,189,590
    Gartmore GVIT Money Market Fund II - Class I (GVITMyMkt2)
      186,615,634 shares (cost $186,615,634) .........................................    186,615,634
    Gartmore GVIT Nationwide/(R)/ Fund - Class III (GVITNWFund3)
      75,971 shares (cost $769,459) ..................................................        847,074
    Gartmore GVIT Small Cap Growth Fund - Class III (GVITSmCapGr3)
      68,127 shares (cost $879,083) ..................................................        996,694
    Gartmore GVIT Small Cap Value Fund - Class III (GVITSmCapVal3)
      160,518 shares (cost $1,973,659) ...............................................      2,028,943
    Gartmore GVIT Small Company Fund - Class III (GVITSmComp3)
      73,129 shares (cost $1,684,247) ................................................      1,680,494
    Rydex Variable Trust - Arktos Fund (RyArktos)
      351,097 shares (cost $7,492,581) ...............................................      7,457,292
    Rydex Variable Trust - Banking Fund (RyBank)
      428,170 shares (cost $14,970,009) ..............................................     15,538,302
    Rydex Variable Trust - Basic Materials Fund (RyBasicM)
      962,171 shares (cost $29,085,099) ..............................................     31,424,502
    Rydex Variable Trust - Biotechnology Fund (RyBioTech)
      182,533 shares (cost $3,512,979) ...............................................      3,524,709

                                                                                          (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-4

    Rydex Variable Trust - Consumer Products Fund (RyConsProd)
      506,535 shares (cost $15,692,431) ..............................................  $  16,690,326
    Rydex Variable Trust - Electronics Fund (RyElec)
      496,012 shares (cost $6,434,466) ...............................................      6,532,479
    Rydex Variable Trust - Energy Fund (RyEnergy)
      1,146,412 shares (cost $33,446,890) ............................................     34,025,494
    Rydex Variable Trust - Energy Services Fund (RyEnSvc)
      428,830 shares (cost $8,925,747) ...............................................      8,941,100
    Rydex Variable Trust - Financial Services Fund (RyFinSvc)
      928,404 shares (cost $26,224,165) ..............................................     28,204,916
    Rydex Variable Trust - Health Care Fund (RyHealthC)
      712,918 shares (cost $17,221,101) ..............................................     18,150,890
    Rydex Variable Trust - Internet Fund (RyNet)
      1,655,906 shares (cost $26,397,804) ............................................     28,166,963
    Rydex Variable Trust - Inverse Dynamic Dow 30 Fund (RyInDyDow)
      43,307 shares (cost $2,024,805) ................................................      1,871,714
    Rydex Variable Trust - Inverse Mid Cap Fund (RyInMidCap)
      17,572 shares (cost $799,854) ..................................................        773,715
    Rydex Variable Trust - Inverse Small Cap Fund (RyInSmCap)
      20,988 shares (cost $912,521) ..................................................        898,694
    Rydex Variable Trust - Juno Fund (RyJuno)
      694,799 shares (cost $15,414,009) ..............................................     15,250,848
    Rydex Variable Trust - Large Cap Europe Fund (RyLgCapEuro)
      1,049,300 shares (cost $25,840,101) ............................................     23,735,173
    Rydex Variable Trust - Large Cap Growth Fund (RyLgCapGr)
      254,076 shares (cost $6,561,155) ...............................................      6,542,468
    Rydex Variable Trust - Large Cap Japan Fund (RyLgCapJapan)
      280,107 shares (cost $7,387,290) ...............................................      7,778,584
    Rydex Variable Trust - Large Cap Value Fund (RyLgCapVal)
      169,261 shares (cost $4,698,535) ...............................................      4,685,140
    Rydex Variable Trust - Leisure Fund (RyLeisure)
      1,256,881 shares (cost $29,406,621) ............................................     31,912,216
    Rydex Variable Trust - Long Dynamic Dow 30 Fund (RyLDyDow)
      266,806 shares (cost $7,200,239) ...............................................      6,907,602
    Rydex Variable Trust - Medius Fund (RyMedius)
      671,528 shares (cost $17,275,118) ..............................................     17,795,504
    Rydex Variable Trust - Mekros Fund (RyMekros)
      2,183,623 shares (cost $70,714,226) ............................................     73,478,927
    Rydex Variable Trust - Mid Cap Growth Fund (RyMidCapGr)
      224,253 shares (cost $6,004,299) ...............................................      6,083,993
    Rydex Variable Trust - Mid Cap Value Fund (RyMidCapVal)
      309,273 shares (cost $8,552,182) ...............................................      8,375,115
    Rydex Variable Trust - Nova Fund (RyNova)
      5,846,870 shares (cost $46,397,510) ............................................     48,295,147
    Rydex Variable Trust - OTC Fund (RyOTC)
      3,736,579 shares (cost $52,787,266) ............................................     53,769,377
    Rydex Variable Trust - Precious Metals Fund (RyPrecMet)
      2,098,575 shares (cost $19,360,035) ............................................     17,984,786
    Rydex Variable Trust - Real Estate Fund (RyRealEst)
      281,300 shares (cost $10,636,308) ..............................................     10,695,017

                                                                                           (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-4

    Rydex Variable Trust - Retailing Fund (RyRetail)
      547,716 shares (cost $13,462,672) ..............................................  $  14,596,624
    Rydex Variable Trust - Sector Rotation Fund (RySectRot)
      725,642 shares (cost $7,364,589) ...............................................     8,098,168
    Rydex Variable Trust - Small Cap Growth Fund (RySmCapGr)
      367,887 shares (cost $10,519,106) ..............................................     10,503,176
    Rydex Variable Trust - Small Cap Value Fund (RySmCapVal)
      609,534 shares (cost $17,701,029) ..............................................     17,578,951
    Rydex Variable Trust - Technology Fund (RyTech)
      872,896 shares (cost $11,303,977) ..............................................     11,784,102
    Rydex Variable Trust - Telecommunications Fund (RyTele)
      1,097,773 shares (cost $21,401,741) ............................................     22,537,277
    Rydex Variable Trust - Titan 500 Fund (RyTitan500)
      669,030 shares (cost $13,208,738) ..............................................     13,266,869
    Rydex Variable Trust - Transportation Fund (RyTrans)
      1,076,466 shares (cost $29,825,853) ............................................     33,854,845
    Rydex Variable Trust - U.S. Government Bond Fund (RyUSGvtBd)
      1,797,570 shares (cost $21,232,125) ............................................     21,355,135
    Rydex Variable Trust - Ursa Fund (RyUrsa)
      1,955,406 shares (cost $10,377,400) ............................................     10,148,555
    Rydex Variable Trust - Utilities Fund (RyUtil)
      476,627 shares (cost $8,050,349) ...............................................      8,264,714
    Rydex Variable Trust - Velocity 100 Fund (RyVel100)
      1,115,605 shares (cost $25,267,599) ............................................     25,759,308
    Smith Barney TSF - International All Cap Growth Portfolio (SBTSIntlGro)
      4,531 shares (cost $95,978) ....................................................         58,767
    Smith Barney TSF - Large Cap Value Portfolio (SBTSLgCap)
      244,619 shares (cost $4,410,793) ...............................................      4,412,919
    Smith Barney TSF - Money Market Portfolio (SBTSMMkt)
      127,604 shares (cost $127,604) .................................................        127,604
                                                                                        -------------
              Total investments ......................................................    978,848,520
  Accounts receivable ................................................................        287,113
                                                                                        -------------
              Total assets ...........................................................    979,135,633
  Accounts payable ...................................................................        -
                                                                                        -------------
  Contract owners' equity (note 4) ...................................................  $ 979,135,633
                                                                                        =============

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF OPERATIONS
Year Ended December 31, 2004

                                                         Total        ACVPIncGr3      ACVPUltra3        ACVPVal3      FidVIPEIS2R
                                                    --------------   -------------   -------------   -------------   -------------
Investment activity:
  Reinvested dividends ........................      $   7,063,662          31,257               -          25,471          36,141
  Mortality and expense risk charges (note 2)..        (12,198,039)        (41,055)        (10,702)        (57,729)        (55,614)
                                                     -------------   -------------   -------------   -------------   -------------
   Net investment income (loss) ...............         (5,134,377)         (9,798)        (10,702)        (32,258)        (19,473)
                                                     -------------   -------------   -------------   -------------   -------------

  Proceeds from mutual fund shares sold .......      6,169,730,504       1,000,954         631,482       1,585,416       1,540,793
  Cost of mutual fund shares sold .............     (6,188,483,249)       (868,586)       (592,572)     (1,369,615)     (1,388,895)
                                                     -------------   -------------   -------------   -------------   -------------
   Realized gain (loss) on investments ........        (18,752,745)        132,368          38,910         215,801         151,898
  Change in unrealized gain (loss)
   on investments .............................         24,337,196         206,907          40,339         371,333         279,188
                                                     -------------   -------------   -------------   -------------   -------------
   Net gain (loss) on investments .............          5,584,451         339,275          79,249         587,134         431,086
                                                     -------------   -------------   -------------   -------------   -------------
  Reinvested capital gains ....................          9,841,030               -               -          19,758           8,880
                                                     -------------   -------------   -------------   -------------   -------------
     Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................      $  10,291,104         329,477          68,547         574,634         420,493
                                                     =============   =============   =============   =============   =============

                                                      FidVIPGrS2R    FidVIPConS2R     GVITGvtBd3
                                                    --------------   -------------   -------------
Investment activity:
  Reinvested dividends ........................              3,015           8,014         351,474
  Mortality and expense risk charges
   (note 2) ...................................            (30,507)        (63,897)        (88,358)
                                                     -------------   -------------   -------------
   Net investment income (loss) ...............            (27,492)        (55,883)        263,116
                                                     -------------   -------------   -------------

  Proceeds from mutual fund shares sold .......            693,334       2,519,596       5,842,991
  Cost of mutual fund shares sold .............           (637,343)     (2,245,012)     (6,082,140)
                                                     -------------   -------------   -------------
   Realized gain (loss) on investments ........             55,991         274,584        (239,149)
  Change in unrealized gain (loss)
   on investments .............................            (12,278)        452,449         (85,668)
                                                     -------------   -------------   -------------
   Net gain (loss) on investments .............             43,713         727,033        (324,817)
                                                     -------------   -------------   -------------
  Reinvested capital gains ....................                  -               -         125,495
                                                     -------------   -------------   -------------
     Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................             16,221         671,150          63,794
                                                     =============   =============   =============

                                               GVITIDAgg6       GVITIDCon6       GVITIDMod6      GVITIDModAG6
                                             --------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends ...................   $        5,145           19,738          120,784           28,597
  Mortality and expense risk charges
   (note 2) ..............................           (2,077)          (8,357)         (44,080)         (12,018)
                                             --------------   --------------   --------------   --------------
    Net investment income (loss) .........            3,068           11,381           76,704           16,579
                                             --------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ..           24,644          242,196          534,424          140,003
  Cost of mutual fund shares sold ........          (25,890)        (240,560)        (536,013)        (135,604)
                                             --------------   --------------   --------------   --------------
    Realized gain (loss) on investments ..           (1,246)           1,636           (1,589)           4,399
  Change in unrealized gain (loss)
   on investments ........................           29,946           22,097          497,391          154,874
                                             --------------   --------------   --------------   --------------
  Net gain (loss) on investments .........           28,700           23,733          495,802          159,273
                                             --------------   --------------   --------------   --------------
  Reinvested capital gains ...............            5,645            7,926           15,160           23,571
                                             --------------   --------------   --------------   --------------
     Net increase (decrease) in contract
      owners equity resulting from
      operations .........................   $       37,413           43,040          587,666          199,423
                                             ==============   ==============   ==============   ==============
                                              GVITIDModCon6     GVITSMdCpGr3      GVITMyMkt2      GVITNWFund3
                                             --------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends ...................            9,498                -        1,060,586           10,479
  Mortality and expense risk charges
   (note 2) ..............................           (3,850)         (15,936)      (3,578,317)         (13,196)
                                             --------------   --------------   --------------   --------------
    Net investment income (loss) .........            5,648          (15,936)      (2,517,731)          (2,717)
                                             --------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ..          131,798        1,019,638    1,647,905,957          676,263
  Cost of mutual fund shares sold ........         (131,195)        (988,297)  (1,647,905,957)        (613,183)
                                             --------------   --------------   --------------   --------------
    Realized gain (loss) on investments ..              603           31,341                          - 63,080

  Change in unrealized gain (loss)
   on investments ........................           21,626          116,785                -           15,777
                                             --------------   --------------   --------------   --------------
    Net gain (loss) on investments .......           22,229          148,126                -           78,857
                                             --------------   --------------   --------------   --------------
  Reinvested capital gains ...............            1,638                -                -                -
                                             --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ..........................           29,515          132,190       (2,517,731)          76,140
                                             ==============   ==============   ==============   ==============

                                                                     (Continued)
                                        5

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

                                                     GVITSmCapGr3      GVITSmCAPVal3      GVITSmComp3         RyArktos
                                                    ---------------   ---------------   ---------------   ---------------
Investment activity:
  Reinvested dividends ..........................   $             -                39                 -                 -
  Mortality and expense risk charges (note 2) ...           (15,010)          (35,109)          (23,442)         (299,744)
                                                    ---------------   ---------------   ---------------   ---------------
    Net investment income (loss) ................           (15,010)          (35,070)          (23,442)         (299,744)
                                                    ---------------   ---------------   ---------------   ---------------
  Proceeds from mutual fund shares sold .........           903,195         2,912,732         1,213,766       604,335,189
  Cost of mutual fund shares sold ...............          (803,605)       (2,711,447)       (1,037,091)     (611,755,229)
                                                    ---------------   ---------------   ---------------   ---------------
    Realized gain (loss) on investments .........            99,590           201,285           176,675        (7,420,040)
  Change in unrealized gain (loss)
   on investments ...............................            54,217          (100,530)          (98,225)           65,793
                                                    ---------------   ---------------   ---------------   ---------------
    Net gain (loss) on investments ..............           153,807           100,755            78,450        (7,354,247)
                                                    ---------------   ---------------   ---------------   ---------------
  Reinvested capital gains ......................                 -           140,747           188,614                 -
                                                    ---------------   ---------------   ---------------   ---------------
    Net increase  (decrease) in contract owners'
     equity resulting from operations ...........   $       138,797           206,432           243,622        (7,653,991)
                                                    ===============   ===============   ===============   ===============
                                                        RyBank            RyBasicM         RyBioTech        RyConsProd
                                                    ---------------   ---------------   ---------------   ---------------
Investment activity:
  Reinvested dividends ..........................            52,462             7,835                 -             4,218
  Mortality and expense risk charges (note 2) ...          (247,396)         (294,984)         (183,261)         (283,713)
                                                    ---------------   ---------------   ---------------   ---------------
    Net investment income (loss) ................          (194,934)         (287,149)         (183,261)         (279,495)
                                                    ---------------   ---------------   ---------------   ---------------
  Proceeds from mutual fund shares sold .........        64,284,191        72,887,650        92,999,192        62,149,174
  Cost of mutual fund shares sold ...............       (63,268,139)      (71,885,879)      (95,748,701)      (62,640,901)
                                                    ---------------   ---------------   ---------------   ---------------
    Realized gain (loss) on investments .........         1,016,052         1,001,771        (2,749,509)         (491,727)

  Change in unrealized gain (loss)
   on investments ...............................           155,030         1,930,801           (92,533)          829,914
                                                    ---------------   ---------------   ---------------   ---------------
    Net gain (loss) on investments ..............         1,171,082         2,932,572        (2,842,042)          338,187
                                                    ---------------   ---------------   ---------------   ---------------
  Reinvested capital gains ......................           402,833           444,807                 -           181,751
                                                    ---------------   ---------------   ---------------   ---------------
    Net increase  (decrease) in contract owners'
     equity resulting from operations ...........         1,378,981         3,090,230        (3,025,303)          240,443
                                                    ===============   ===============   ===============   ===============

                                                   RyElec          RyEnergy         RyEnSvc          RyFinSvc
                                               -------------    -------------    -------------    -------------
Investment activity:
  Reinvested dividends ......................  $           -            1,347                -           36,871
  Mortality and  expense risk charges
   (note 2) .................................        (70,887)         (421,499)        (139,873)        (287,532)
                                               -------------    -------------    -------------    -------------
    Net investment income (loss) ............        (70,887)        (420,152)        (139,873)        (250,661)
                                               -------------    -------------    -------------    -------------
  Proceeds from mutual fund shares sold .....     63,739,843       84,670,781       80,604,469       43,278,443
  Cost of mutual fund shares sold ...........    (64,931,506)     (78,741,204)     (79,537,191)     (42,452,393)
                                               -------------    -------------    -------------    -------------
    Realized gain (loss) on investments .....      (1,191,663)       5,929,577        1,067,278          826,050
  Change in unrealized gain (loss)
   on investments ...........................          3,347         (145,824)          47,726        1,598,681
                                               -------------    -------------    -------------    -------------
    Net gain (loss) on investments ..........     (1,188,316)       5,783,753        1,115,004        2,424,731
                                               -------------    -------------    -------------    -------------
  Reinvested capital gains ..................              -            9,181                -                -
                                               -------------    -------------    -------------    -------------
    Net increase(decrease) in contract
     owners' equity resulting from
     operations .............................  $  (1,259,203)       5,372,782          975,131        2,174,070
                                               =============    =============    =============    =============
                                                 RyHealthC           RyNet         RyInDyDow        RyInMidCap
                                               -------------    -------------    -------------    -------------
Investment activity:
  Reinvested dividends ......................              -                -                -                -
  Mortality and  expense risk charges
   (note 2) .................................       (279,469)        (310,205)         (14,698)         (13,464)
                                               -------------    -------------    -------------    -------------
    Net investment income (loss) ............       (279,469)        (310,205)         (14,698)         (13,464)
                                               -------------    -------------    -------------    -------------

  Proceeds from mutual fund shares sold .....     75,930,701       87,510,338       12,718,185       18,462,145
  Cost of mutual fund shares sold ...........    (77,386,413)     (87,294,940)     (13,060,635)     (18,729,902)
                                               -------------    -------------    -------------    -------------
   Realized gain (loss) on investments ......     (1,455,712)         215,398         (342,450)        (267,757)

  Change in unrealized gain (loss)
   on investments ...........................        585,799          690,286         (153,092)         (26,138)
                                               -------------    -------------    -------------    -------------
    Net gain (loss) on investments ..........       (869,913)         905,684         (495,542)        (293,895)
                                               -------------    -------------    -------------    -------------
  Reinvested capital gains ..................        176,596                -           45,106                -
                                               -------------    -------------    -------------    -------------
    Net increase(decrease) in contract
     owners' equity resulting from
     operations .............................       (972,786)         595,479         (465,134)        (307,359)
                                               =============    =============    =============    =============

                                                                     (Continued)
                                        6

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

                                                  RyInSmCap         RyJuno       RyLgCapEuro     RyLgCapGr
                                               ---------------   ------------   -------------   -----------
Investment activity:
  Reinvested dividends .....................   $             -              -       3,302,881        32,859
  Mortality and expense risk charges
   (note 2) ................................           (85,616)      (259,185)       (161,637)      (29,436)
                                               ---------------   ------------   -------------   -----------
    Net investment income (loss) ...........           (85,616)      (259,185)      3,141,244         3,423
                                               ---------------   ------------   -------------   -----------

  Proceeds from mutual fund shares sold ....        98,326,105    109,779,835      61,236,580    60,177,038
  Cost of mutual fund shares sold ..........       (99,914,102)  (112,131,014)    (61,552,504)  (60,302,128)
    Realized gain (loss) on investments ....        (1,587,997)    (2,351,179)       (315,924)     (125,090)
                                               ---------------   ------------   -------------   -----------
  Change in unrealized gain (loss)
   on investments ..........................           (13,826)       (95,132)     (1,121,499)      (18,687)
                                               ---------------   ------------   -------------   -----------
    Net gain (loss) on investments .........        (1,601,823)    (2,446,311)     (1,437,423)     (143,777)
                                               ---------------   ------------   -------------   -----------
  Reinvested capital gains .................                 -        168,348          51,883        38,603
                                               ---------------   ------------   -------------   -----------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ............................   $    (1,687,439)    (2,537,148)      1,755,704      (101,751)
                                               ===============   ============   =============   ===========
                                                RyLgCapJapan      RyLgCapVal      RyLeisure      RyLDyDow
                                               ---------------   ------------   -------------   -----------
Investment activity:
  Reinvested dividends .....................                 -         18,031               -       303,532
  Mortality and expense risk charges
   (note 2) ................................          (111,751)       (27,259)       (282,006)      (21,207)
                                               ---------------   ------------   -------------   -----------
    Net investment income (loss) ...........          (111,751)        (9,228)       (282,006)      282,325
                                               ---------------   ------------   -------------   -----------

  Proceeds from mutual fund shares sold ....        91,649,314     25,720,274      49,056,763    55,415,790
  Cost of mutual fund shares sold ..........       (93,405,016)   (25,375,489)    (47,422,885)  (54,825,810)
                                               ---------------   ------------   -------------   -----------
  Realized gain (loss) on investments ......        (1,755,702)       344,785       1,633,878       589,980

  Change in unrealized gain (loss)
   on investments ..........................           194,639        (13,395)      1,877,355      (292,637)
                                               ---------------   ------------   -------------   -----------
    Net gain (loss) on investments .........        (1,561,063)       331,390       3,511,233       297,343
                                               ---------------   ------------   -------------   -----------
  Reinvested capital gains .................                 -         51,274         133,533        31,879
                                               ---------------   ------------   -------------   -----------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ............................        (1,672,814)       373,436       3,362,760       611,547
                                               ===============   ============   =============   ===========

                                                RyMedius       RyMekros      RyMidCapGr     RyMidCapVal
                                              ------------   ------------   ------------   ------------
Investment activity:
  Reinvested dividends .....................  $          -              -              -          1,012
  Mortality and expense risk charges
   (note 2) ................................      (198,551)      (451,744)       (18,141)       (43,937)
                                              ------------   ------------   ------------   ------------
    Net investment income (loss) ...........      (198,551)      (451,744)       (18,141)       (42,925)
                                              ------------   ------------   ------------   ------------

  Proceeds from mutual fund shares sold ....   132,477,187    444,087,553     27,816,596     52,270,712
  Cost of mutual fund shares sold ..........  (133,608,910)  (449,391,754)   (27,797,676)   (51,697,746)
                                              ------------   ------------   ------------   ------------
    Realized gain (loss) on investments ....    (1,131,723)    (5,304,201)        18,920        572,966
  Change in unrealized gain (loss)
   on investments ..........................     1,299,781      8,465,437         79,694       (177,067)
                                              ------------   ------------   ------------   ------------
    Net gain (loss) on investments .........       168,058      3,161,236         98,614        395,899
                                              ------------   ------------   ------------   ------------
  Reinvested capital gains .................     1,153,415      1,535,685              -        383,073
                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ............................  $  1,122,922      4,245,177         80,473        736,047
                                              ============   ============   ============   ============
                                                 RyNova          RyOTC        RyPrecMet      RyRealEst
                                              ------------   ------------   ------------   ------------
Investment activity:
  Reinvested dividends .....................        17,859              -              -         52,762
  Mortality and expense risk charges
   (note 2) ................................      (451,544)      (331,399)      (208,607)      (103,266)
                                              ------------   ------------   ------------   ------------
    Net investment income (loss) ...........      (433,685)      (331,399)      (208,607)       (50,504)
                                              ------------   ------------   ------------   ------------

  Proceeds from mutual fund shares sold ....   275,895,640    336,711,177     99,940,801    114,214,084
  Cost of mutual fund shares sold ..........  (272,801,045)  (335,635,515)  (103,535,475)  (112,712,119)
                                              ------------   ------------   ------------   ------------
    Realized gain (loss) on investments ....     3,094,595      1,075,662     (3,594,674)     1,501,965

  Change in unrealized gain (loss)
   on investments ..........................       745,876        566,593     (2,349,450)       146,487
                                              ------------   ------------   ------------   ------------
    Net gain (loss) on investments .........     3,840,471      1,642,255     (5,944,124)     1,648,452
                                              ------------   ------------   ------------   ------------
  Reinvested capital gains .................             -              -              -        189,057
                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ............................     3,406,786      1,310,856     (6,152,731)     1,787,005
                                              ============   ============   ============   ============

                                        7

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

                                                 RyRetail      RySectRot      RySmCapGr     RySmCapVal
                                              ------------   ------------   ------------   ------------
Investment activity:
  Reinvested dividends ....................   $          -              -              -          7,219
  Mortality and expense risk charges
   (note 2) ...............................       (201,462)      (110,220)       (59,733)       (98,568)
                                              ------------   ------------   ------------   ------------
    Net investment income (loss) ..........       (201,462)      (110,220)       (59,733)       (91,349)
                                              ------------   ------------   ------------   ------------

  Proceeds from mutual fund shares sold ...     40,435,464     18,268,220     67,541,051     53,388,345
  Cost of mutual fund shares sold .........    (41,642,324)   (17,931,123)   (66,934,055)   (52,266,970)
                                              ------------   ------------   ------------   ------------
    Realized gain (loss) on investments ...     (1,206,860)       337,097        606,996      1,121,375
  Change in unrealized gain (loss)
   on investments .........................      1,083,617         77,007        (15,931)      (122,078)
                                              ------------   ------------   ------------   ------------
    Net gain (loss) on investments ........       (123,243)       414,104        591,065        999,297
                                              ------------   ------------   ------------   ------------
  Reinvested capital gains ................        505,186              -        105,611        432,308
                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ...........................   $    180,481        303,884        636,943      1,340,256
                                              ============   ============   ============   ============
                                                 RyTech         RyTele       RyTitan500       RyTrans
                                              ------------   ------------   ------------   ------------
Investment activity:
Reinvested dividends ......................              -              -              -              -
  Mortality and expense risk charges
   (note 2) ...............................       (181,757)      (245,348)      (263,623)      (250,035)
                                              ------------   ------------   ------------   ------------
    Net investment income (loss) ..........       (181,757)      (245,348)      (263,623)      (250,035)
                                              ------------   ------------   ------------   ------------

  Proceeds from mutual fund shares sold ...     40,370,624     74,779,711    117,693,404     39,790,217
  Cost of mutual fund shares sold .........    (42,482,099)   (73,592,622)  (119,618,878)   (39,588,069)
                                              ------------   ------------   ------------   ------------
    Realized gain (loss) on investments ...     (2,111,475)     1,187,089     (1,925,474)       202,148
  Change in unrealized gain (loss)
   on investments .........................        132,585        830,904        563,273      3,941,658
                                              ------------   ------------   ------------   ------------
    Net gain (loss) on investments ........     (1,978,890)     2,017,993     (1,362,201)     4,143,806
                                              ------------   ------------   ------------   ------------
  Reinvested capital gains                         583,970              -      1,666,699        211,528
                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ...........................     (1,576,677)     1,772,645         40,875      4,105,299
                                              ============   ============   ============   ============

                                               RyUSGvtBd        RyUrsa         RyUtil        RyVel100
                                              ------------   ------------   ------------   ------------
Investment activity:
Reinvested dividends ......................   $    626,209              -        148,158        657,714
  Mortality and expense risk charges
   (note 2) ...............................       (274,879)      (402,521)      (143,111)      (173,812)
                                              ------------   ------------   ------------   ------------
    Net investment income (loss) ..........        351,330       (402,521)         5,047        483,902
                                              ------------   ------------   ------------   ------------

  Proceeds from mutual fund shares sold ...    160,585,849    252,641,358     77,987,397    156,679,640
  Cost of mutual fund shares sold .........   (162,067,112)  (260,085,922)   (76,428,107)  (156,176,719)
                                              ------------   ------------   ------------   ------------
    Realized gain (loss) on investments ...     (1,481,263)    (7,444,564)     1,559,290        502,921
  Change in unrealized gain (loss)
   on in vestments ........................         82,099       (228,846)       (73,351)       818,328
                                              ------------   ------------   ------------   ------------
    Net gain (loss) on in vestments .......     (1,399,164)    (7,673,410)     1,485,939      1,321,249
                                              ------------   ------------   ------------   ------------
  Reinvested capital gains ................        771,996              -              -         29,274
                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ...........................   $   (275,838)    (8,075,931)     1,490,986      1,834,425
                                              ============   ============   ============   ============
                                               SBGSFundVal    SBTSIntlGro    SBTSLgCap       SBTSMMkt
                                              ------------   ------------   ------------   ------------
Investment activity:
  Reinvested dividends ....................              -            508         80,680          1,267
  Mortality and expense risk charges
   (note 2) ...............................           (222)          (735)       (58,739)        (2,009)
                                              ------------   ------------   ------------   ------------
    Net investment income (loss) ..........           (222)           (227)        21,941           (742)
                                              ------------   ------------   ------------   ------------

  Proceeds from mutual fund shares sold ...        194,695         22,787      1,197,161        289,649
  Cost of mutual fund shares sold .........       (192,217)       (39,926)    (1,292,231)      (289,649)
                                              ------------   ------------   ------------   ------------
    Realized gain (loss) on investments ...          2,478        (17,139)       (95,070)              -
  Change in unrealized gain (loss)
   on investments .........................         (2,783)         26,661        473,866              -
                                              ------------   ------------   ------------   ------------
    Net gain (loss) on in vestments .......           (305)          9,522        378,796              -
                                              ------------   ------------   ------------   ------------
  Reinvested capital gains ................              -              -              -              -
                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ...........................           (527)          9,295        400,737           (742)
                                              ============   ============   ============   ============

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2004 and 2003

                                                         Total                      ACVPIncGr3
                                            -----------------------------   ---------------------------
                                                  2004           2003           2004           2003
                                            --------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ..........   $   (5,134,377)     3,041,403         (9,798)        (8,928)
  Realized gain (loss) on investments ...      (18,752,745)    21,657,046        132,368         79,541
  Change in unrealized gain (loss)
   on investments .......................       24,337,196      2,846,878        206,907        166,213
  Reinvested capital gains ..............        9,841,030      9,460,557              -              -
                                            --------------   ------------   ------------   ------------
   Net increase (decrease) in contract
    owners' equity resulting from
    operations ..........................       10,291,104     37,005,884        329,477        236,826
                                            --------------   ------------   ------------   ------------

Equity transactions:
  Purchase payments received from
   contract owners (note 3) .............      515,114,239    380,210,245      1,470,244      1,128,357
  Transfers between funds ...............                -              -        554,613        (25,189)
  Redemptions (note 3) ..................     (123,318,314)   (36,844,759)      (334,586)       (47,381)
  Annuity benefits ......................          (57,387)       (16,173)             -              -
  Annual contract maintenance charges
   (note 2) .............................           (3,627)        (3,807)             -              -
  Contingent deferred sales charges
   (note 2) .............................       (1,494,199)      (725,177)        (3,567)           (34)
  Adjustments to maintain reserves ......          108,682         20,223            369            (57)
                                            --------------   ------------   ------------   ------------
Net equity transactions .................      390,349,394    342,640,552      1,687,073      1,055,696
                                            --------------   ------------   ------------   ------------

Net change in contract owners' equity ...      400,640,498    379,646,436      2,016,550      1,292,522
 Contract owners' equity beginning
  of period .............................      578,495,135    198,848,699      1,668,821        376,299
                                            --------------   ------------   ------------   ------------
Contract owners' equity end of period ...   $  979,135,633    578,495,135      3,685,371      1,668,821
                                            ==============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units .......................       54,236,306     20,915,213        159,457         45,760
                                            --------------   ------------   ------------   ------------
  Units purchased .......................    1,070,192,893    555,705,491        261,659        249,239
  Units redeemed ........................   (1,040,121,266)  (522,384,398)      (105,283)      (135,542)
                                            --------------   ------------   ------------   ------------
  Ending units ..........................       84,307,933     54,236,306        315,833        159,457
                                            ==============   ============   ============   ============
                                                       ACVPULtra3                      ACVPVal3
                                            -----------------------------   ---------------------------
                                                   2004           2003           2004           2003
                                            --------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ..........          (10,702)        (3,476)       (32,258)        (6,192)
  Realized gain (loss) on investments ...           38,910         18,915        215,801         84,659
  Change in unrealized gain (loss) on
   investments ..........................           40,339         50,711        371,333        168,178
  Reinvested capital gains                               -              -         19,758              -
                                            --------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .........................           68,547         66,150        574,634        246,645
                                            --------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) .............          604,499        192,839      1,561,607        968,584
  Transfers between funds ...............           10,939       (175,447)     3,014,349        339,048
  Redemptions (note 3) ..................          (56,117)        (1,931)      (581,075)       (89,883)
  Annuity benefits ......................                -              -              -              -
  Annual contract maintenance charges
   (note 2) .............................                -              -              -              -
  Contingent deferred sales charges
   (note 2) .............................              (93)             -         (3,518)          (497)
  Adjustments to maintain reserves ......               48             14            705             11
                                            --------------   ------------   ------------   ------------
      Net equity transactions ...........          559,276         15,475      3,992,068      1,217,263
                                            --------------   ------------   ------------   ------------
Net change in contract owners' equity ...          627,823         81,625      4,566,702      1,463,908
Contract owners' equity beginning
 of period ..............................          338,713        257,088      1,819,797        355,889
                                            --------------   ------------   ------------   ------------
Contract owners' equity end of period ...          966,536        338,713      6,386,499      1,819,797
                                            ==============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units .......................           34,588         32,296        165,937         41,169
                                            --------------   ------------   ------------   ------------
  Units purchased .......................          125,055         47,187        532,570        246,822
  Units redeemed ........................          (69,189)       (44,895)      (181,515)      (122,054)
                                            --------------   ------------   ------------   ------------
  Ending units ..........................           90,454         34,588        516,992        165,937
                                            ==============   ============   ============   ============

                                                                     (Continued)
                                        9

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACTOWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                      FidVIPEIS2R                 FidVIPGrS2R
                                                -------------------------   -------------------------
                                                    2004          2003         2004           2003
                                                -----------   -----------   -----------   -----------
Investment activity:
  Net investment income (loss) ..............   $   (19,473)        5,021       (27,492)       (7,585)
  Realized gain (loss) on investments .......       151,898        (8,134)       55,991        51,205
  Change in unrealized gain (loss)
   on investments ...........................       279,188       162,035       (12,278)      104,222
  Reinvested capital gains ..................         8,880             -             -             -
                                                -----------   -----------   -----------   -----------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................       420,493       158,922        16,221       147,842
                                                -----------   -----------   -----------   -----------

Equity transactions:
  Purchase payments received from
   contract owners (note 3) .................     1,435,791     1,660,914       817,485       410,837
  Transfers between funds ...................     2,630,669       (82,112)      727,029       656,037
  Redemptions (note 3) ......................      (766,575)     (313,769)     (262,554)      (80,053)
  Annuity benefits ..........................             -             -             -             -
  Annual contract maintenance charges
   (note 2) .................................             -             -             -             -
  Contingent deferred sales charges
   (note 2) .................................        (7,654)      (27,915)       (3,605)         (623)
  Adjustments to maintain reserves ..........           893          (144)          238            45
                                                -----------   -----------   -----------   -----------
      Net equity transactions ...............     3,293,124     1,236,974     1,278,593       986,243
                                                -----------   -----------   -----------   -----------

Net change in contract owners' equity .......     3,713,617     1,395,896     1,294,814     1,134,085
Contract owners' equity beginning
 of period ..................................     1,784,156       388,260     1,269,769       135,684
                                                -----------   -----------   -----------   -----------
Contract owners' equity end of period .......   $ 5,497,773     1,784,156     2,564,583     1,269,769
                                                -----------   -----------   -----------   -----------

CHANGES IN UNITS:
 Beginning units ............................       170,311        47,451       130,748        18,215
                                                -----------   -----------   -----------   -----------
 Units purchased ............................       507,068       333,897       222,809       175,172
 Units redeemed .............................      (198,697)     (211,037)      (93,539)      (62,639)
                                                -----------   -----------   -----------   -----------
 Ending units ...............................       478,682       170,311       260,018       130,748
                                                ===========   ===========   ===========   ===========

                                                      FidVIPConS2R                 GVITGvtBd3
                                                -------------------------   -------------------------
                                                    2004         2003           2004          2003
                                                -----------   -----------   -----------   -----------
Investment activity:
  Net investment income (loss) ..............       (55,883)      (10,063)      263,116       159,358
  Realized gain (loss) on investments .......       274,584        60,964      (239,149)     (347,439)
  Change in unrealized gain (loss)
   on investments ...........................       452,449       184,027       (85,668)      (50,353)
  Reinvested capital gains ..................             -             -       125,495        16,120
                                                -----------   -----------   -----------   -----------
     Net increase (decrease) in contract
      owners' equity resulting from
      operations ............................       671,150       234,928        63,794      (222,314)
                                                -----------   -----------   -----------   -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) .................     2,071,519     1,277,551     3,914,895     2,744,956
  Transfers between funds ...................     2,208,574       381,102      (486,175)   (5,568,901)
  Redemptions (note 3) ......................      (585,090)      (22,859)   (1,036,704)     (163,524)
  Annuity benefits ..........................             -             -             -             -
  Annual contract maintenance charges
   (note 2) .................................             -             -             -             -
  Contingent deferred sales charges
   (note 2) .................................          (583)           (5)      (13,505)       (1,023)
  Adjustments to maintain reserves ..........           831            (2)           48           218
                                                -----------   -----------   -----------   -----------
      Net equity transactions ...............     3,695,251     1,635,787     2,378,559    (2,988,274)
                                                -----------   -----------   -----------   -----------

Net change in contract owners' equity .......     4,366,401     1,870,715     2,442,353    (3,210,588)
Contract owners' equity beginning
 of period ..................................     2,592,565       721,850     4,411,443     7,622,031
                                                -----------   -----------   -----------   -----------
Contract owners' equity end of period .......     6,958,966     2,592,565     6,853,796     4,411,443
                                                ===========   ===========   ===========   ===========

CHANGES IN UNITS:
  Beginning units ...........................       237,814        83,617       407,518       707,893
                                                -----------   -----------   -----------   -----------
  Units purchased ...........................       639,789       274,280       944,269     1,186,341
  Units redeemed ............................      (314,883)     (120,083)     (730,434)   (1,486,716)
                                                -----------   -----------   -----------   -----------
  Ending units ..............................       562,720       237,814       621,353       407,518
                                                ===========   ===========   ===========   ===========

                                                                 (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                               GVITIDAgg6                     GVITIDCon6
                                                                      ----------------------------   ----------------------------
                                                                          2004            2003           2004            2003
                                                                      ------------    ------------   ------------    ------------
Investment activity:
  Net investment income (loss) ....................................   $      3,068               -         11,381               -
  Realized gain (loss) on investments .............................         (1,246)              -          1,636               -
  Change in unrealized gain (loss) on investments .................         29,946               -         22,097               -
  Reinvested capital gains ........................................          5,645               -          7,926               -
                                                                      ------------    ------------   ------------    ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations .............................         37,413               -         43,040               -
                                                                      ------------    ------------   ------------    ------------
Equity transactions:
  Purchase payments received from contract owners (note 3) ........        153,417               -        464,686               -
  Transfers between funds .........................................        248,782               -      1,023,397               -
  Redemptions (note 3) ............................................           (227)              -        (77,349)              -
  Annuity benefits ................................................              -               -              -               -
  Annual contract maintenance charges (note 2) ....................              -               -              -               -
  Contingent deferred sales charges (note 2) ......................              -               -              -               -
  Adjustments to maintain reserves ................................              4               -             33               -
                                                                      ------------    ------------   ------------    ------------
    Net equity transactions .......................................        401,976               -      1,410,767               -
                                                                      ------------    ------------   ------------    ------------
Net change in contract owners' equity .............................        439,389               -      1,453,807               -
Contract owners' equity beginning of period .......................              -               -              -               -
                                                                      ------------    ------------   ------------    ------------
Contract owners' equity end of period .............................   $    439,389               -      1,453,807               -
                                                                      ============    ============   ============    ============
CHANGES IN UNITS:
  Beginning units .................................................              -               -              -               -
                                                                      ------------    ------------   ------------    ------------
  Units purchased .................................................         41,718               -        169,473               -
  Units redeemed ..................................................         (2,382)              -        (28,794)              -
                                                                      ------------    ------------   ------------    ------------
  Ending units ....................................................         39,336               -        140,679               -
                                                                      ============    ============   ============    ============

                                                                               GVITIDMod6                     GVITIDModAg6
                                                                      ----------------------------   ----------------------------
                                                                          2004            2003            2004            2003
                                                                      ------------    ------------   ------------    ------------
Investment activity:
  Net investment income (loss) ....................................         76,704               -          16,579              -
  Realized gain (loss) on investments .............................         (1,589)              -           4,399              -
  Change in unrealized gain (loss) on investments .................        497,391               -         154,874              -
  Reinvested capital gains ........................................         15,160               -          23,571              -
                                                                      ------------    ------------    ------------   ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations .............................        587,666               -         199,423              -
                                                                      ------------    ------------    ------------   ------------
Equity transactions:
  Purchase payments received from contract owners (note 3) ........      1,319,542               -       1,092,315              -
  Transfers between funds .........................................      7,569,573               -       1,520,544              -
  Redemptions (note 3) ............................................        (95,424)              -         (61,245)             -
  Annuity benefits ................................................              -               -               -              -
  Annual contract maintenance charges (note 2) ....................              -               -               -              -
  Contingent deferred sales charges (note 2) ......................           (815)              -               -              -
  Adjustments to maintain reserves ................................             55               -              41              -
                                                                      ------------    ------------    ------------   ------------
    Net equity transactions .......................................      8,792,931               -       2,551,655              -
                                                                      ------------    ------------    ------------   ------------
Net change in contract owners' equity .............................      9,380,597               -       2,751,078              -
Contract owners' equity beginning of period .......................              -               -               -              -
                                                                      ------------    ------------    ------------   ------------
Contract owners' equity end of period .............................      9,380,597               -       2,751,078              -
                                                                      ============    ============    ============   ============
CHANGES IN UNITS:
  Beginning units .................................................              -               -               -              -
                                                                      ------------    ------------    ------------   ------------
  Units purchased .................................................        925,612               -         273,079              -
  Units redeemed ..................................................        (54,302)              -         (22,570)             -
                                                                      ------------    ------------    ------------   ------------
  Ending units ....................................................        871,310               -         250,509              -
                                                                      ============    ============    ============   ============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                              GVITIDModCon6                  GVITSMdCpGr3
                                                                      ----------------------------   ----------------------------
                                                                          2004            2003           2004            2003
                                                                      ------------    ------------   ------------    ------------
Investment activity:
  Net investment income (loss) ....................................   $      5,648               -        (15,936)         (4,885)
  Realized gain (loss) on investments .............................            603               -         31,341          52,457
  Change in unrealized gain (loss) on investments .................         21,626               -        116,785          25,381
  Reinvested capital gains ........................................          1,638               -              -               -
                                                                      ------------    ------------   ------------    ------------
  Net increase (decrease) in contract owners'
   equity resulting from operations ...............................         29,515               -        132,190          72,953
                                                                      ------------    ------------   ------------    ------------
Equity transactions:
  Purchase payments received from contract owners (note 3) ........        532,702               -        349,695         755,411
  Transfers between funds .........................................        202,976               -        239,496         (73,881)
  Redemptions (note 3) ............................................        (47,346)              -        (92,147)        (76,273)
  Annuity benefits ................................................              -               -              -               -
  Annual contract maintenance charges (note 2) ....................              -               -              -               -
  Contingent deferred sales charges (note 2) ......................              -               -         (1,998)             (2)
  Adjustments to maintain reserves ................................            (17)              -         28,121          19,775
                                                                      ------------    ------------   ------------    ------------
    Net equity transactions .......................................        688,315               -        523,167         625,030
                                                                      ------------    ------------   ------------    ------------
Net change in contract owners' equity .............................        717,830               -        655,357         697,983
Contract owners' equity beginning of period .......................              -               -        745,472          47,489
                                                                      ------------    ------------   ------------    ------------
Contract owners' equity end of period .............................   $    717,830               -      1,400,829         745,472
                                                                      ============    ============   ============    ============
CHANGES IN UNITS:
  Beginning units .................................................              -               -         76,349           6,721
                                                                      ------------    ------------   ------------    ------------
  Units purchased .................................................         83,300               -        156,724         166,653
  Units redeemed ..................................................        (15,251)              -       (106,778)        (97,025)
                                                                      ------------    ------------   ------------    ------------
  Ending units ....................................................         68,049               -        126,295          76,349
                                                                      ============    ============   ============    ============

                                                                               GVITMyMkt2                     GVITNWFund3
                                                                      ----------------------------   ----------------------------
                                                                          2004            2003           2004            2003
                                                                      ------------    ------------   ------------    ------------
Investment activity:
  Net investment income (loss) ....................................     (2,517,731)     (1,862,738)        (2,717)        (11,201)
  Realized gain (loss) on investments .............................              -               -         63,080         167,789
  Change in unrealized gain (loss) on investments .................              -               -         15,777          65,405
  Reinvested capital gains ........................................              -               -              -               -
                                                                      ------------    ------------   ------------    ------------
  Net increase (decrease) in contract owners'
   equity resulting from operations ...............................     (2,517,731)     (1,862,738)        76,140         221,993
                                                                      ------------    ------------   ------------    ------------
Equity transactions:
  Purchase payments received from contract owners (note 3) ........    422,666,231     321,845,349        472,969       1,348,700
  Transfers between funds .........................................   (325,722,600)   (244,164,688)      (361,279)       (994,899)
  Redemptions (note 3) ............................................    (63,768,571)    (26,267,248)      (142,401)       (163,111)
  Annuity benefits ................................................              -               -         (1,991)              -
  Annual contract maintenance charges (note 2) ....................              -               -              -               -
  Contingent deferred sales charges (note 2) ......................       (620,922)       (572,241)        (1,177)         (6,165)
  Adjustments to maintain reserves ................................          1,638          (5,075)         1,367              (7)
                                                                      ------------    ------------   ------------    ------------
    Net equity transactions .......................................     32,555,776      50,836,097        (32,512)        184,518
                                                                      ------------    ------------   ------------    ------------
Net change in contract owners' equity .............................     30,038,045      48,973,359         43,628         406,511
Contract owners' equity beginning of period .......................    156,575,786     107,602,427        805,109         398,598
                                                                      ------------    ------------   ------------    ------------
Contract owners' equity end of period .............................    186,613,831     156,575,786        848,737         805,109
                                                                      ============    ============   ============    ============
CHANGES IN UNITS:
  Beginning units .................................................     15,999,562      10,851,135         79,403          49,230
                                                                      ------------    ------------   ------------    ------------
  Units purchased .................................................    374,767,262     174,739,348         62,075         289,914
  Units redeemed ..................................................   (371,500,807)   (169,590,921)       (65,582)       (259,741)
                                                                      ------------    ------------   ------------    ------------
  Ending units ....................................................     19,266,017      15,999,562         75,896          79,403
                                                                      ============    ============   ============    ============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                              GVITSmCapGr3                  GVITSmCapVal3
                                                                      ----------------------------   ----------------------------
                                                                           2004            2003           2004            2003
                                                                      ------------    ------------   ------------    ------------
Investment activity:
  Net investment income (loss) ....................................   $    (15,010)         (4,856)       (35,070)         (7,279)
  Realized gain (loss) on investments .............................         99,590          29,148        201,285         120,680
  Change in unrealized gain (loss) on investments .................         54,217          63,432       (100,530)        155,239
  Reinvested capital gains ........................................              -               -        140,747               -
                                                                      ------------    ------------   ------------    ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations .............................        138,797          87,724        206,432         268,640
                                                                      ------------    ------------   ------------    ------------
Equity transactions:
  Purchase payments received from contract owners (note 3) ........        244,329         876,935      1,185,562       1,147,026
  Transfers between funds .........................................       (237,991)         23,461     (1,243,805)        751,026
  Redemptions (note 3) ............................................       (124,197)        (26,860)      (320,808)        (26,057)
  Annuity benefits ................................................              -               -              -               -
  Annual contract maintenance charges (note 2) ....................              -               -              -               -
  Contingent deferred sales charges (note 2) ......................         (1,693)            (60)        (1,624)           (490)
  Adjustments to maintain reserves ................................           (181)           (903)           684             (19)
                                                                      ------------    ------------   ------------    ------------
    Net equity transactions .......................................       (119,733)        872,573       (379,991)      1,871,486
                                                                      ------------    ------------   ------------    ------------
Net change in contract owners' equity .............................         19,064         960,297       (173,559)      2,140,126
Contract owners' equity beginning of period .......................        977,782          17,485      2,202,929          62,803
                                                                      ------------    ------------   ------------    ------------
Contract owners' equity end of period .............................   $    996,846         977,782      2,029,370       2,202,929
                                                                      ============    ============   ============    ============
CHANGES IN UNITS:
  Beginning units .................................................        103,064           2,437        200,087           8,822
                                                                      ------------    ------------   ------------    ------------
  Units purchased .................................................         93,967         190,416        258,694         261,055
  Units redeemed ..................................................       (103,165)        (89,789)      (299,506)        (69,790)
                                                                      ------------    ------------   ------------    ------------
  Ending units ....................................................         93,866         103,064        159,275         200,087
                                                                      ============    ============   ============    ============

                                                                               GVITSmComp3                     RyArktos
                                                                      ----------------------------   ----------------------------
                                                                           2004            2003           2004            2003
                                                                      ------------    ------------   ------------    ------------
Investment activity:
  Net investment income (loss) ....................................        (23,442)         (6,427)      (299,744)         (3,302)
  Realized gain (loss) on investments .............................        176,675          53,855     (7,420,040)     (5,980,882)
  Change in unrealized gain (loss) on investments .................        (98,225)         96,374         65,793        (215,628)
  Reinvested capital gains ........................................        188,614               -              -               -
                                                                      ------------    ------------   ------------    ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations .............................        243,622         143,802     (7,653,991)     (6,199,812)
                                                                      ------------    ------------   ------------    ------------
Equity transactions:
  Purchase payments received from contract owners (note 3) ........        578,004         599,246      1,245,257       1,329,481
  Transfers between funds .........................................         46,061         387,140      9,320,539       4,750,523
  Redemptions (note 3) ............................................       (340,916)        (26,066)    (1,627,036)       (540,016)
  Annuity benefits ................................................              -               -              -               -
  Annual contract maintenance charges (note 2) ....................              -               -              -               -
  Contingent deferred sales charges (note 2) ......................           (752)         (1,199)       (19,561)         (7,004)
  Adjustments to maintain reserves ................................            520             273         (6,451)         (4,543)
                                                                      ------------    ------------   ------------    ------------
    Net equity transactions .......................................        282,917         959,394      8,912,748       5,528,441
                                                                      ------------    ------------   ------------    ------------
Net change in contract owners' equity .............................        526,539       1,103,196      1,258,757        (671,371)
Contract owners' equity beginning of period .......................      1,154,499          51,303      6,187,096       6,858,467
                                                                      ------------    ------------   ------------    ------------
Contract owners' equity end of period .............................      1,681,038       1,154,499      7,445,853       6,187,096
                                                                      ============    ============   ============    ============
CHANGES IN UNITS:
  Beginning units .................................................        106,111           6,534      1,101,548         752,772
                                                                      ------------    ------------   ------------    ------------
  Units purchased .................................................        138,068         134,843    148,743,675      62,842,409
  Units redeemed ..................................................       (112,534)        (35,266)  (148,316,755)    (62,493,633)
                                                                      ------------    ------------   ------------    ------------
  Ending units ....................................................        131,645         106,111      1,528,468       1,101,548
                                                                      ============    ============   ============    ============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                                RyBank                         RyBasicM
                                                                      ----------------------------   ----------------------------
                                                                          2004            2003           2004            2003
                                                                      ------------    ------------   ------------    ------------
Investment activity:
  Net investment income (loss) ....................................   $   (194,934)        (30,076)      (287,149)        (41,064)
  Realized gain (loss) on investments .............................      1,016,052         934,552      1,001,771       1,072,300
  Change in unrealized gain (loss) on investments .................        155,030         419,625      1,930,801         410,040
  Reinvested capital gains ........................................        402,833               -        444,807               -
                                                                      ------------    ------------   ------------    ------------
  Net increase (decrease) in contract owners'
   equity resulting from operations ...............................      1,378,981       1,324,101      3,090,230       1,441,276
                                                                      ------------    ------------   ------------    ------------
Equity transactions:
  Purchase payments received from contract owners (note 3) ........      2,354,138         847,530      2,913,991         628,198
  Transfers between funds .........................................       (177,267)     10,437,955     12,111,082      12,845,420
  Redemptions (note 3) ............................................     (1,366,561)       (146,071)    (1,760,799)       (108,916)
  Annuity benefits ................................................              -               -              -               -
  Annual contract maintenance charges (note 2) ....................              -               -              -               -
  Contingent deferred sales charges (note 2) ......................        (35,525)           (935)       (33,941)           (879)
  Adjustments to maintain reserves ................................          3,366           1,323          4,649             516
                                                                      ------------    ------------   ------------    ------------
    Net equity transactions .......................................        778,151      11,139,802     13,234,982      13,364,339
                                                                      ------------    ------------   ------------    ------------
Net change in contract owners' equity .............................      2,157,132      12,463,903     16,325,212      14,805,615
Contract owners' equity beginning of period .......................     13,385,712         921,809     15,104,537         298,922
                                                                      ------------    ------------   ------------    ------------
Contract owners' equity end of period .............................   $ 15,542,844      13,385,712     31,429,749      15,104,537
                                                                      ============    ============   ============    ============
CHANGES IN UNITS:
  Beginning units .................................................      1,030,036          91,507      1,218,961          31,224
                                                                      ------------    ------------   ------------    ------------
  Units purchased .................................................      6,707,495       4,494,499      9,661,989       3,916,902
  Units redeemed ..................................................     (6,677,107)     (3,555,970)    (8,737,909)     (2,729,165)
                                                                      ------------    ------------   ------------    ------------
  Ending units ....................................................      1,060,424       1,030,036      2,143,041       1,218,961
                                                                      ============    ============   ============    ============

                                                                                RyBioTech                    RyConsProd
                                                                      ----------------------------   ----------------------------
                                                                          2004            2003           2004            2003
                                                                      ------------    ------------   ------------    ------------
Investment activity:
  Net investment income (loss) ....................................       (183,261)        (70,490)      (279,495)        (34,176)
  Realized gain (loss) on investments .............................     (2,749,509)        516,659       (491,727)        395,462
  Change in unrealized gain (loss) on investments .................        (92,533)        125,224        829,914         184,925
  Reinvested capital gains ........................................              -               -        181,751          30,089
                                                                      ------------    ------------   ------------    ------------
  Net increase (decrease) in contract owners'
   equity resulting from operations ...............................     (3,025,303)        571,393        240,443         576,300
                                                                      ------------    ------------   ------------    ------------
Equity transactions:
  Purchase payments received from contract owners (note 3) ........      2,287,014       1,949,797      1,579,866         408,847
  Transfers between funds .........................................     (2,748,883)      5,703,208     10,531,052       3,684,873
  Redemptions (note 3) ............................................     (1,365,875)       (174,209)    (1,488,939)        (99,470)
  Annuity benefits ................................................              -               -              -               -
  Annual contract maintenance charges (note 2) ....................              -               -              -               -
  Contingent deferred sales charges (note 2) ......................        (25,000)         (2,226)       (31,880)         (1,184)
  Adjustments to maintain reserves ................................          1,758          (4,911)         2,438              78
                                                                      ------------    ------------   ------------    ------------
    Net equity transactions .......................................     (1,850,986)      7,471,659     10,592,537       3,993,144
                                                                      ------------    ------------   ------------    ------------
Net change in contract owners' equity .............................     (4,876,289)      8,043,052     10,832,980       4,569,444
Contract owners' equity beginning of period .......................      8,402,662         359,610      5,859,949       1,290,505
                                                                      ------------    ------------   ------------    ------------
Contract owners' equity end of period .............................      3,526,373       8,402,662     16,692,929       5,859,949
                                                                      ============    ============   ============    ============
CHANGES IN UNITS:
  Beginning units .................................................        979,925          58,384        498,453         131,223
                                                                      ------------    ------------   ------------    ------------
  Units purchased .................................................     16,626,562      11,523,439      8,138,475       2,148,794
  Units redeemed ..................................................    (17,196,252)    (10,601,898)    (7,361,630)     (1,781,564)
                                                                      ------------    ------------   ------------    ------------
  Ending units ....................................................        410,235         979,925      1,275,298         498,453
                                                                      ============    ============   ============    ============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                                RyElec                        RyEnergy
                                                                      ----------------------------   ----------------------------
                                                                          2004            2003           2004            2003
                                                                      ------------    ------------   ------------    ------------
Investment activity:
  Net investment income (loss) ....................................   $    (70,887)        (57,085)      (420,152)        (39,606)
  Realized gain (loss) on investments .............................     (1,191,663)        173,291      5,929,577          34,364
  Change in unrealized gain (loss) on investments .................          3,347         101,657       (145,824)        738,722
  Reinvested capital gains ........................................              -               -          9,181               -
                                                                      ------------    ------------   ------------    ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations .............................     (1,259,203)        217,863      5,372,782         733,480
                                                                      ------------    ------------   ------------    ------------
Equity transactions:
  Purchase payments received from contract owners (note 3) ........      1,151,222         726,398      3,880,957         647,476
  Transfers between funds .........................................     (6,477,430)     12,369,363     12,453,751      12,321,404
  Redemptions (note 3) ............................................       (303,741)       (142,643)    (2,556,593)       (157,545)
  Annuity benefits ................................................              -               -        (29,049)              -
  Annual contract maintenance charges (note 2) ....................              -               -              -               -
  Contingent deferred sales charges (note 2) ......................         (2,922)         (3,102)       (34,690)         (1,384)
  Adjustments to maintain reserves ................................            763             268         39,860              93
                                                                      ------------    ------------   ------------    ------------
    Net equity transactions .......................................     (5,632,108)     12,950,284     13,754,236      12,810,044
                                                                      ------------    ------------   ------------    ------------
Net change in contract owners' equity .............................     (6,891,311)     13,168,147     19,127,018      13,543,524
Contract owners' equity beginning of period .......................     13,425,457         257,310     14,938,467       1,394,943
                                                                      ------------    ------------   ------------    ------------
Contract owners' equity end of period .............................   $  6,534,146      13,425,457     34,065,485      14,938,467
                                                                      ============    ============   ============    ============
CHANGES IN UNITS:
  Beginning units .................................................      1,114,654          35,621      1,407,669         158,402
                                                                      ------------    ------------   ------------    ------------
  Units purchased .................................................      8,192,136       6,853,788     12,210,710       5,298,449
  Units redeemed ..................................................     (8,603,214)     (5,774,755)   (11,150,837)     (4,049,182)
                                                                      ------------    ------------   ------------    ------------
  Ending units ....................................................        703,576       1,114,654      2,467,542       1,407,669
                                                                      ============    ============   ============    ============

                                                                                RyEnSvc                       RyFinSvc
                                                                      ----------------------------   ----------------------------
                                                                          2004            2003           2004            2003
                                                                      ------------    ------------   ------------    ------------
Investment activity:
  Net investment income (loss) ....................................       (139,873)        (17,606)      (250,661)        (37,552)
  Realized gain (loss) on investments .............................      1,067,278        (250,352)       826,050         362,395
  Change in unrealized gain (loss) on investments .................         47,726           4,279      1,598,681         391,232
  Reinvested capital gains ........................................              -               -              -               -
                                                                      ------------    ------------   ------------    ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations .............................        975,131        (263,679)     2,174,070         716,075
                                                                      ------------    ------------   ------------    ------------
Equity transactions:
  Purchase payments received from contract owners (note 3) ........      1,696,813         285,836      1,812,230         610,476
  Transfers between funds .........................................      3,741,467       2,543,518     18,684,435       5,653,150
  Redemptions (note 3) ............................................       (813,263)        (55,157)    (1,813,201)       (117,284)
  Annuity benefits ................................................              -               -              -               -
  Annual contract maintenance charges (note 2) ....................              -               -              -               -
  Contingent deferred sales charges (note 2) ......................        (10,652)           (921)       (38,760)           (493)
  Adjustments to maintain reserves ................................          3,197           3,579          3,174             247
                                                                      ------------    ------------   ------------    ------------
    Net equity transactions .......................................      4,617,562       2,776,855     18,647,878       6,146,096
                                                                      ------------    ------------   ------------    ------------
Net change in contract owners' equity .............................      5,592,693       2,513,176     20,821,948       6,862,171
Contract owners' equity beginning of period .......................      3,352,149         838,973      7,386,468         524,297
                                                                      ------------    ------------   ------------    ------------
Contract owners' equity end of period .............................      8,944,842       3,352,149     28,208,416       7,386,468
                                                                      ============    ============   ============    ============
CHANGES IN UNITS:
  Beginning units .................................................        285,215          76,321        666,736          59,788
                                                                      ------------    ------------   ------------    ------------
  Units purchased .................................................      8,598,530       6,343,129      7,647,800       3,018,872
  Units redeemed ..................................................     (8,305,065)     (6,134,235)    (6,098,982)     (2,411,924)
                                                                      ------------    ------------   ------------    ------------
  Ending units ....................................................        578,680         285,215      2,215,554         666,736
                                                                      ============    ============   ============    ============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                               RyHealthC                        RyNet
                                                                      ----------------------------   ----------------------------
                                                                          2004            2003           2004            2003
                                                                      ------------    ------------   ------------    ------------
Investment activity:
  Net investment income (loss) ....................................   $   (279,469)        (64,946)      (310,205)        (83,580)
  Realized gain (loss) on investments .............................     (1,455,712)        295,555        215,398         926,769
  Change in unrealized gain (loss) on investments .................        585,799         361,382        690,286       1,092,743
  Reinvested capital gains ........................................        176,596               -              -               -
                                                                      ------------    ------------   ------------    ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations .............................       (972,786)        591,991        595,479       1,935,932
                                                                      ------------    ------------   ------------    ------------
Equity transactions:
  Purchase payments received from contract owners (note 3) ........      2,009,444         995,497      2,457,531       1,702,741
  Transfers between funds .........................................      7,469,982       8,771,766      9,279,897      13,724,569
  Redemptions (note 3) ............................................     (1,519,432)       (161,713)    (1,594,789)       (240,280)
  Annuity benefits ................................................         (2,543)              -              -               -
  Annual contract maintenance charges (note 2) ....................              -               -              -               -
  Contingent deferred sales charges (note 2) ......................        (31,411)         (1,419)       (31,527)         (2,460)
  Adjustments to maintain reserves ................................          3,360             263          5,230           2,119
                                                                      ------------    ------------   ------------    ------------
    Net equity transactions .......................................      7,929,400       9,604,394     10,116,342      15,186,689
                                                                      ------------    ------------   ------------    ------------
Net change in contract owners' equity .............................      6,956,614      10,196,385     10,711,821      17,122,621
Contract owners' equity beginning of period .......................     11,198,164       1,001,779     17,462,819         340,198
                                                                      ------------    ------------   ------------    ------------
Contract owners' equity end of period .............................   $ 18,154,778      11,198,164     28,174,640      17,462,819
                                                                      ============    ============   ============    ============
CHANGES IN UNITS:
  Beginning units .................................................      1,154,231         131,266      1,384,802          43,471
                                                                      ------------    ------------   ------------    ------------
  Units purchased .................................................     11,808,373       6,196,362     10,198,443       5,115,276
  Units redeemed ..................................................    (11,174,820)     (5,173,397)    (9,618,112)     (3,773,945)
                                                                      ------------    ------------   ------------    ------------
  Ending units ....................................................      1,787,784       1,154,231      1,965,133       1,384,802
                                                                      ============    ============   ============    ============

                                                                                RyInDyDow                    RyInMidCap
                                                                      ----------------------------   ----------------------------
                                                                          2004            2003           2004            2003
                                                                      ------------    ------------   ------------    ------------
Investment activity:
  Net investment income (loss) ....................................        (14,698)              -        (13,464)              -
  Realized gain (loss) on investments .............................       (342,450)              -       (267,757)              -
  Change in unrealized gain (loss) on investments .................       (153,092)              -        (26,138)              -
  Reinvested capital gains ........................................         45,106               -              -               -
                                                                      ------------    ------------   ------------    ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations .............................       (465,134)              -       (307,359)              -
                                                                      ------------    ------------   ------------    ------------
Equity transactions:
  Purchase payments received from contract owners (note 3) ........        146,836               -         34,633               -
  Transfers between funds .........................................      2,285,236               -      1,112,728               -
  Redemptions (note 3) ............................................        (92,244)              -        (63,455)              -
  Annuity benefits ................................................              -               -              -               -
  Annual contract maintenance charges (note 2) ....................              -               -              -               -
  Contingent deferred sales charges (note 2) ......................         (2,981)              -         (2,831)              -
  Adjustments to maintain reserves ................................             (9)              -         (1,755)              -
                                                                      ------------    ------------   ------------    ------------
    Net equity transactions .......................................      2,336,838               -      1,079,320               -
                                                                      ------------    ------------   ------------    ------------
Net change in contract owners' equity .............................      1,871,704               -        771,961               -
Contract owners' equity beginning of period .......................              -               -              -               -
                                                                      ------------    ------------   ------------    ------------
Contract owners' equity end of period .............................      1,871,704               -        771,961               -
                                                                      ============    ============   ============    ============
CHANGES IN UNITS:
  Beginning units .................................................              -               -              -               -
                                                                      ------------    ------------   ------------    ------------
  Units purchased .................................................      1,866,075               -      2,134,132               -
  Units redeemed ..................................................     (1,652,680)              -     (2,045,543)              -
                                                                      ------------    ------------   ------------    ------------
  Ending units ....................................................        213,395               -         88,589               -
                                                                      ============    ============   ============    ============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                                RyInSmCap                       RyJuno
                                                                      ----------------------------   ----------------------------
                                                                          2004            2003           2004            2003
                                                                      ------------    ------------   ------------    ------------
Investment activity:
  Net investment income (loss) ....................................   $    (85,616)              -       (259,185)        (80,780)
  Realized gain (loss) on investments .............................     (1,587,997)              -     (2,351,179)        434,878
  Change in unrealized gain (loss) on investments .................        (13,826)              -        (95,132)        (68,029)
  Reinvested capital gains ........................................              -               -        168,348               -
                                                                      ------------    ------------   ------------    ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations .............................     (1,687,439)              -     (2,537,148)        286,069
                                                                      ------------    ------------   ------------    ------------
Equity transactions:
  Purchase payments received from contract owners (note 3) ........          1,361               -      6,189,299       2,254,465
  Transfers between funds .........................................      2,827,957               -      2,428,422       8,475,255
  Redemptions (note 3) ............................................       (238,422)              -     (1,538,332)       (283,244)
  Annuity benefits ................................................              -               -              -               -
  Annual contract maintenance charges (note 2) ....................              -               -              -               -
  Contingent deferred sales charges (note 2) ......................         (4,761)              -        (19,605)         (4,333)
  Adjustments to maintain reserves ................................             51               -         (2,234)         (1,819)
                                                                      ------------    ------------   ------------    ------------
    Net equity transactions .......................................      2,586,186               -      7,057,550      10,440,324
                                                                      ------------    ------------   ------------    ------------
Net change in contract owners' equity .............................        898,747               -      4,520,402      10,726,393
Contract owners' equity beginning of period .......................              -               -     10,726,393               -
                                                                      ------------    ------------   ------------    ------------
Contract owners' equity end of period .............................   $    898,747               -     15,246,795      10,726,393
                                                                      ============    ============   ============    ============
CHANGES IN UNITS:
  Beginning units .................................................              -               -      1,091,091               -
                                                                      ------------    ------------   ------------    ------------
  Units purchased .................................................     12,589,772               -     17,208,213       8,982,854
  Units redeemed ..................................................    (12,483,709)              -    (16,537,296)     (7,891,763)
                                                                      ------------    ------------   ------------    ------------
  Ending units ....................................................        106,063               -      1,762,008       1,091,091
                                                                      ============    ============   ============    ============

                                                                           RyLgCapEuro                         RyLgCapGr
                                                                      ----------------------------   ----------------------------
                                                                          2004            2003           2004            2003
                                                                      ------------    ------------   ------------    ------------
Investment activity:
  Net investment income (loss) ....................................      3,141,244       1,930,501          3,423               -
  Realized gain (loss) on investments .............................       (315,924)        747,413       (125,090)              -
  Change in unrealized gain (loss) on investments .................     (1,121,499)       (985,810)       (18,687)              -
  Reinvested capital gains ........................................         51,883               -         38,603               -
                                                                      ------------    ------------   ------------    ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations .............................      1,755,704       1,692,104       (101,751)              -
                                                                      ------------    ------------   ------------    ------------
Equity transactions:
  Purchase payments received from contract owners (note 3) ........      1,354,785         541,399         78,370               -
  Transfers between funds .........................................      8,240,899       9,728,471      6,831,393               -
  Redemptions (note 3) ............................................     (1,238,532)        (94,581)      (263,078)              -
  Annuity benefits ................................................              -               -              -               -
  Annual contract maintenance charges (note 2) ....................              -               -              -               -
  Contingent deferred sales charges (note 2) ......................        (27,973)           (690)        (2,468)              -
  Adjustments to maintain reserves ................................        (13,449)          6,594            (18)              -
                                                                      ------------    ------------   ------------    ------------
    Net equity transactions .......................................      8,315,730      10,181,193      6,644,199               -
                                                                      ------------    ------------   ------------    ------------
Net change in contract owners' equity .............................     10,071,434      11,873,297      6,542,448               -
Contract owners' equity beginning of period .......................     13,657,286       1,783,989              -               -
                                                                      ------------    ------------   ------------    ------------
Contract owners' equity end of period .............................     23,728,720      13,657,286      6,542,448               -
                                                                      ============    ============   ============    ============
CHANGES IN UNITS:
  Beginning units .................................................      1,241,111         228,764              -               -
                                                                      ------------    ------------   ------------    ------------
  Units purchased .................................................      8,480,027       7,587,949      7,190,671               -
  Units redeemed ..................................................     (7,833,071)     (6,575,602)    (6,557,497)              -
                                                                      ------------    ------------   ------------    ------------
  Ending units ....................................................      1,888,067       1,241,111        633,174               -
                                                                      ============    ============   ============    ============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                         RyLgCapJapan                         RyLgCapVal
                                                                      ----------------------------   ----------------------------
                                                                          2004            2003           2004            2003
                                                                      ------------    ------------   ------------    ------------
Investment activity:
  Net investment income (loss) ....................................   $   (111,751)        (53,245)        (9,228)              -
  Realized gain (loss) on investments .............................     (1,755,702)        698,148        344,785               -
  Change in unrealized gain (loss) on investments .................        194,639         132,694        (13,395)              -
  Reinvested capital gains ........................................              -               -         51,274               -
                                                                      ------------    ------------   ------------    ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations .............................     (1,672,814)       777,597        373,436                -
                                                                      ------------    ------------   ------------    ------------
Equity transactions:
  Purchase payments received from contract owners (note 3) ........        753,555         348,214        382,284               -
  Transfers between funds .........................................      5,075,548         958,875      4,048,131               -
  Redemptions (note 3) ............................................       (782,370)       (191,835)      (117,991)              -
  Annuity benefits ................................................              -               -              -               -
  Annual contract maintenance charges (note 2) ....................              -               -              -               -
  Contingent deferred sales charges (note 2) ......................         (8,940)        (10,965)          (719)              -
  Adjustments to maintain reserves ................................          2,248            (417)           134               -
                                                                      ------------    ------------   ------------    ------------
    Net equity transactions .......................................      5,040,041       1,103,872      4,311,839               -
                                                                      ------------    ------------   ------------    ------------
Net change in contract owners' equity .............................      3,367,227       1,881,469      4,685,275               -
Contract owners' equity beginning of period .......................      4,412,984       2,531,515              -               -
                                                                      ------------    ------------   ------------    ------------
Contract owners' equity end of period .............................   $  7,780,211       4,412,984      4,685,275               -
                                                                      ============    ============   ============    ============
CHANGES IN UNITS:
  Beginning units .................................................        458,873         357,322              -               -
                                                                      ------------    ------------   ------------    ------------
  Units purchased .................................................     12,969,174      12,673,033      4,059,800               -
  Units redeemed ..................................................    (12,684,241)    (12,571,482)    (3,639,424)              -
                                                                      ------------    ------------   ------------    ------------
  Ending units ....................................................        743,806         458,873        420,376               -
                                                                      ============    ============   ============    ============

                                                                           RyLeisure                           RyLDyDow
                                                                      ----------------------------   ----------------------------
                                                                          2004            2003           2004            2003
                                                                      ------------    ------------   ------------    ------------
Investment activity:
  Net investment income (loss) ....................................       (282,006)        (45,966)       282,325               -
  Realized gain (loss) on investments .............................      1,633,878         244,376        589,980               -
  Change in unrealized gain (loss) on investments .................      1,877,355         650,851       (292,637)              -
  Reinvested capital gains ........................................        133,533               -         31,879               -
                                                                      ------------    ------------   ------------    ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations .............................      3,362,760         849,261        611,547               -
                                                                      ------------    ------------   ------------    ------------
Equity transactions:
  Purchase payments received from contract owners (note 3) ........      1,787,599         645,296        197,308               -
  Transfers between funds .........................................     17,956,929       8,479,472      6,321,550               -
  Redemptions (note 3) ............................................     (1,543,059)       (135,716)      (219,547)              -
  Annuity benefits ................................................              -               -              -               -
  Annual contract maintenance charges (note 2) ....................              -               -              -               -
  Contingent deferred sales charges (note 2) ......................        (44,024)           (876)        (3,258)              -
  Adjustments to maintain reserves ................................          4,926           1,520             11               -
                                                                      ------------    ------------   ------------    ------------
    Net equity transactions .......................................     18,162,371       8,989,696      6,296,064               -
                                                                      ------------    ------------   ------------    ------------
Net change in contract owners' equity .............................     21,525,131       9,838,957      6,907,611               -
Contract owners' equity beginning of period .......................     10,392,637         553,680              -               -
                                                                      ------------    ------------   ------------    ------------
Contract owners' equity end of period .............................     31,917,768      10,392,637      6,907,611               -
                                                                      ============    ============   ============    ============
CHANGES IN UNITS:
  Beginning units .................................................        801,265          56,410              -               -
                                                                      ------------    ------------   ------------    ------------
  Units purchased .................................................      6,272,799       1,832,165      8,772,667               -
  Units redeemed ..................................................     (5,055,235)     (1,087,310)    (8,131,062)              -
                                                                      ------------    ------------   ------------    ------------
  Ending units ....................................................      2,018,829         801,265        641,605               -
                                                                      ============    ============   ============    ============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                               RyMedius                        RyMekros
                                                                      ----------------------------   ----------------------------
                                                                          2004             2003           2004            2003
                                                                      ------------    ------------   ------------    ------------
Investment activity:
  Net investment income (loss) ....................................   $   (198,551)        (81,057)      (451,744)      3,395,108
  Realized gain (loss) on investments .............................     (1,131,723)      1,360,399     (5,304,201)      8,740,422
  Change in unrealized gain (loss) on investments .................      1,299,781        (760,356)     8,465,437      (5,551,779)
  Reinvested capital gains ........................................      1,153,415       1,168,741      1,535,685       3,855,669
                                                                      ------------    ------------   ------------    ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations .............................      1,122,922       1,687,727      4,245,177      10,439,420
                                                                      ------------    ------------   ------------    ------------
Equity transactions:
  Purchase payments received from contract owners (note 3) ........      1,414,381       1,808,296      2,294,854      2,376,1638
  Transfers between funds .........................................      3,451,091       8,084,392      3,005,330      45,519,170
  Redemptions (note 3) ............................................     (1,722,370)       (215,469)    (3,916,324)       (595,047)
  Annuity benefits ................................................              -               -         (1,854)              -
  Annual contract maintenance charges (note 2) ....................              -               -              -               -
  Contingent deferred sales charges (note 2) ......................        (20,349)         (2,665)       (61,485)         (5,253)
  Adjustments to maintain reserves ................................          6,256           7,670         21,242          67,689
                                                                      ------------    ------------   ------------    ------------
Net equity transactions ...........................................      3,129,009       9,682,224      1,341,763      47,362,727
                                                                      ------------    ------------   ------------    ------------
Net change in contract owners' equity .............................      4,251,931      11,369,951      5,586,940      57,802,147
Contract owners' equity beginning of period .......................     13,556,655       2,186,704     67,947,607      10,145,460
                                                                      ------------    ------------   ------------    ------------
Contract owners' equity end of period .............................   $ 17,808,586      13,556,655     73,534,547      67,947,607
                                                                      ============    ============   ============    ============
CHANGES IN UNITS:
  Beginning units .................................................        983,334         237,934      5,186,476       1,252,515
                                                                      ------------    ------------   ------------    ------------
  Units purchased .................................................     13,806,449       9,833,343     42,969,288      30,579,981
  Units redeemed ..................................................    (13,715,381)     (9,087,943)   (43,612,615)    (26,646,020)
                                                                      ------------    ------------   ------------    ------------
  Ending units ....................................................      1,074,402         983,334      4,543,149       5,186,476
                                                                      ============    ============   ============    ============

                                                                               RyMidCapGr                    RyMidCapVal
                                                                      ----------------------------   ----------------------------
                                                                          2004             2003           2004            2003
                                                                      ------------    ------------   ------------    ------------
Investment activity:
  Net investment income (loss) ....................................        (18,141)              -        (42,925)              -
  Realized gain (loss) on investments .............................         18,920               -        572,966               -
  Change in unrealized gain (loss) on investments .................         79,694               -       (177,067)              -
  Reinvested capital gains ........................................              -               -        383,073               -
                                                                      ------------    ------------   ------------    ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations .............................         80,473               -        736,047               -
                                                                      ------------    ------------   ------------    ------------
Equity transactions:
  Purchase payments received from contract owners (note 3) ........        122,719               -        613,013               -
  Transfers between funds .........................................      5,954,934               -      7,079,038               -
  Redemptions (note 3) ............................................        (72,457)              -        (52,788)              -
  Annuity benefits ................................................              -               -              -               -
  Annual contract maintenance charges (note 2) ....................              -               -              -               -
  Contingent deferred sales charges (note 2) ......................         (1,677)              -           (196)              -
  Adjustments to maintain reserves ................................             21               -             82               -
                                                                      ------------    ------------   ------------    ------------
Net equity transactions ...........................................      6,003,540               -      7,639,149               -
                                                                      ------------    ------------   ------------    ------------
Net change in contract owners' equity .............................      6,084,013               -      8,375,196               -
Contract owners' equity beginning of period .......................              -               -              -               -
                                                                      ------------    ------------   ------------    ------------
Contract owners' equity end of period .............................      6,084,013               -      8,375,196               -
                                                                      ============    ============   ============    ============
CHANGES IN UNITS:
  Beginning units .................................................              -               -              -               -
                                                                      ------------    ------------   ------------    ------------
  Units purchased .................................................      4,123,599               -      6,686,267               -
  Units redeemed ..................................................     (3,557,503)              -     (5,952,904)              -
                                                                      ------------    ------------   ------------    ------------
  Ending units ....................................................        566,096               -        733,363               -
                                                                      ============    ============   ============    ============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                                RyNova                           RyOTC
                                                                      ----------------------------   ----------------------------
                                                                          2004            2003           2004            2003
                                                                      ------------    ------------   ------------    ------------
Investment activity:
  Net investment income (loss) ....................................   $   (433,685)       (125,742)      (331,399)       (154,923)
  Realized gain (loss) on investments .............................      3,094,595         868,255      1,075,662       4,012,157
  Change in unrealized gain (loss) on investments .................        745,876       1,230,005        566,593         433,287
  Reinvested capital gains ........................................              -               -              -               -
                                                                      ------------    ------------   ------------    ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations .............................      3,406,786       1,972,518      1,310,856       4,290,521
                                                                      ------------    ------------   ------------    ------------
Equity transactions:
  Purchase payments received from contract owners (note 3) ........      2,807,358       2,220,166      2,892,061       1,271,857
  Transfers between funds .........................................     21,658,038      17,151,772     42,682,562       3,103,661
  Redemptions (note 3) ............................................     (4,166,057)       (545,850)    (2,795,717)       (963,801)
  Annuity benefits ................................................              -               -              -               -
  Annual contract maintenance charges (note 2).....................              -               -              -               -
  Contingent deferred sales charges (note 2) ......................        (46,758)        (10,439)       (27,479)        (13,607)
  Adjustments to maintain reserves ................................            579           3,000          4,168          (1,446)
                                                                      ------------    ------------   ------------    ------------
    Net equity transactions .......................................     20,253,160      18,818,649     42,755,595       3,396,664
                                                                      ------------    ------------   ------------    ------------
Net change in contract owners' equity .............................     23,659,946      20,791,167     44,066,451       7,687,185
Contract owners' equity beginning of period .......................     24,637,798       3,846,631      9,709,977       2,022,792
                                                                      ------------    ------------   ------------    ------------
Contract owners' equity end of period .............................   $ 48,297,744      24,637,798     53,776,428       9,709,977
                                                                      ============    ============   ============    ============
CHANGES IN UNITS:
  Beginning units .................................................      2,518,202         540,045        833,609         248,795
                                                                      ------------    ------------   ------------    ------------
  Units purchased .................................................     40,017,639      20,313,349     47,138,166      31,609,469
  Units redeemed ..................................................    (38,159,001)    (18,335,192)   (43,680,740)    (31,024,655)
                                                                      ------------    ------------   ------------    ------------
  Ending units ...................................................       4,376,840       2,518,202      4,291,035         833,609
                                                                      ============    ============   ============    ============

                                                                                RyPrecmet                      RyRealEst
                                                                      ----------------------------   ----------------------------
                                                                          2004            2003           2004            2003
                                                                      ------------    ------------   ------------    ------------
Investment activity:
  Net investment income (loss) ....................................       (208,607)       (101,224)       (50,504)         37,390
  Realized gain (loss) on investments .............................     (3,594,674)      1,397,996      1,501,965         373,983
  Change in unrealized gain (loss) on investments .................     (2,349,450)        881,890        146,487         (81,531)
  Reinvested capital gains ........................................              -               -        189,057          95,748
                                                                      ------------    ------------   ------------    ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations .............................     (6,152,731)      2,178,662      1,787,005         425,590
                                                                      ------------    ------------   ------------    ------------
Equity transactions:
  Purchase payments received from contract owners (note 3) ........      2,660,989       1,079,631        942,060         713,680
  Transfers between funds .........................................      7,007,438       5,595,230      6,758,132         (13,044)
  Redemptions (note 3) ............................................     (1,067,696)       (318,917)      (858,902)       (129,399)
  Annuity benefits ................................................         (2,951)              -              -               -
  Annual contract maintenance charges (note 2).....................              -               -              -               -
  Contingent deferred sales charges (note 2) ......................        (19,218)         (5,917)        (7,844)           (177)
  Adjustments to maintain reserves ................................          3,433           8,305          1,540           3,001
                                                                      ------------    ------------   ------------    ------------
    Net equity transactions .......................................      8,581,995       6,358,332      6,834,986         574,061
                                                                      ------------    ------------   ------------    ------------
Net change in contract owners' equity .............................      2,429,264       8,536,994      8,621,991         999,651
Contract owners' equity beginning
 of period ........................................................     15,566,822       7,029,828      2,074,868       1,075,217
                                                                      ------------    ------------   ------------    ------------
Contract owners' equity end of period .............................     17,996,086      15,566,822     10,696,859       2,074,868
                                                                      ============    ============   ============    ============
CHANGES IN UNITS:
  Beginning units .................................................        828,775         518,500        158,221         105,366
                                                                      ------------    ------------   ------------    ------------
  Units purchased .................................................     10,015,375      11,324,775     11,630,490       2,195,334
  Units redeemed ..................................................     (9,708,354)    (11,014,500)   (11,150,519)     (2,142,479)
                                                                      ------------    ------------   ------------    ------------
  Ending units ...................................................       1,135,796         828,775        638,192         158,221
                                                                      ============    ============   ============    ============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                                RyRetail                       RySectRot
                                                                      ----------------------------   ----------------------------
                                                                          2004            2003           2004            2003
                                                                      ------------    ------------   ------------    ------------
Investment activity:
  Net investment income (loss) ....................................   $   (201,462)        (61,774)      (110,220)        (85,137)
  Realized gain (loss) on investments .............................     (1,206,860)        573,157        337,097         796,708
  Change in unrealized gain (loss) on investments .................      1,083,617          57,852         77,007         773,017
  Reinvested capital gains ........................................        505,186          34,941              -               -
                                                                      ------------    ------------   ------------    ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations .............................        180,481         604,176        303,884       1,484,588
                                                                      ------------    ------------   ------------    ------------
Equity transactions:
  Purchase payments received from contract owners (note 3) ........        942,330         785,251      6,011,480       4,286,031
  Transfers between funds .........................................      7,749,772       5,310,467     (7,568,848)      1,029,946
  Redemptions (note 3) ............................................       (972,180)       (154,257)      (377,640)       (230,836)
  Annuity benefits ................................................              -               -              -               -
  Annual contract maintenance charges (note 2) ....................              -               -              -               -
  Contingent deferred sales charges (note 2) ......................        (31,454)         (2,710)        (3,646)         (3,540)
  Adjustments to maintain reserves ................................          1,579           2,491          1,556              28
                                                                      ------------    ------------   ------------    ------------
    Net equity transactions .......................................      7,690,047       5,941,242    (1,937,098)       5,081,629
                                                                      ------------    ------------   ------------    ------------
Net change in contract owners' equity .............................      7,870,528       6,545,418     (1,633,214)      6,566,217
Contract owners' equity beginning of period .......................      6,728,717         183,299      9,733,379       3,167,162
                                                                      ------------    ------------   ------------    ------------
Contract owners' equity end of period .............................   $ 14,599,245       6,728,717      8,100,165       9,733,379
                                                                      ============    ============   ============    ============
CHANGES IN UNITS:
  Beginning units .................................................        557,769          20,170        989,549         412,002
                                                                      ------------    ------------   ------------    ------------
  Units purchased .................................................      5,325,961       3,439,847      2,199,263       1,834,290
  Units redeemed ..................................................     (4,764,673)     (2,902,248)    (2,435,676)     (1,256,743)
                                                                      ------------    ------------   ------------    ------------
  Ending units ....................................................      1,119,057         557,769        753,136         989,549
                                                                      ============    ============   ============    ============

                                                                                RySmCapGr                     RySmCapVal
                                                                      ----------------------------   ----------------------------
                                                                          2004            2003           2004            2003
                                                                      ------------    ------------   ------------    ------------
Investment activity:
  Net investment income (loss) ....................................        (59,733)              -        (91,349)              -
  Realized gain (loss) on investments .............................        606,996               -      1,121,375               -
  Change in unrealized gain (loss) on investments .................        (15,931)              -       (122,078)              -
  Reinvested capital gains ........................................        105,611               -        432,308               -
                                                                      ------------    ------------   ------------    ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations .............................        636,943               -      1,340,256               -
                                                                      ------------    ------------   ------------    ------------
Equity transactions:
  Purchase payments received from contract owners (note 3) ........        130,902               -        719,911               -
  Transfers between funds .........................................     10,056,602               -     16,412,175               -
  Redemptions (note 3) ............................................       (308,036)              -       (885,099)              -
  Annuity benefits ................................................              -               -              -               -
  Annual contract maintenance charges (note 2) ....................              -               -              -               -
  Contingent deferred sales charges (note 2) ......................        (13,237)              -         (8,294)              -
  Adjustments to maintain reserves ................................            211               -            360               -
                                                                      ------------    ------------   ------------    ------------
    Net equity transactions .......................................      9,866,442               -     16,239,053               -
                                                                      ------------    ------------   ------------    ------------
Net change in contract owners' equity .............................     10,503,385               -     17,579,309               -
Contract owners' equity beginning of period .......................              -               -              -               -
                                                                      ------------    ------------   ------------    ------------
Contract owners' equity end of period .............................     10,503,385               -     17,579,309               -
                                                                      ============    ============   ============    ============
CHANGES IN UNITS:
  Beginning units .................................................              -               -              -               -
                                                                      ------------    ------------   ------------    ------------
  Units purchased .................................................      8,969,045               -      7,933,523               -
  Units redeemed ..................................................     (8,053,711)              -     (6,430,248)              -
                                                                      ------------    ------------   ------------    ------------
  Ending units ....................................................        915,334               -      1,503,275               -
                                                                      ============    ============   ============    ============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                                 RyTech                         RyTele
                                                                      ----------------------------   ----------------------------
                                                                          2004            2003           2004            2003
                                                                      ------------    ------------   ------------    ------------
Investment activity:
Net investment income (loss) ......................................   $   (181,757)        (84,241)      (245,348)        (58,711)
  Realized gain (loss) on investments .............................     (2,111,475)        969,240      1,187,089         534,288
  Change in unrealized gain (loss) on investments .................        132,585         447,056        830,904         361,154
  Reinvested capital gains ........................................        583,970         559,717              -              56
                                                                      ------------    ------------   ------------    ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations .............................     (1,576,677)      1,891,772      1,772,645         836,787
                                                                      ------------    ------------   ------------    ------------
Equity transactions:
  Purchase payments received from contract owners (note 3) ........      2,133,983       1,855,158      1,692,329         680,220
  Transfers between funds .........................................     (2,155,110)      9,699,010     11,354,826       6,646,388
  Redemptions (note 3) ............................................       (838,323)       (208,835)    (1,128,633)       (183,310)
  Annuity benefits ................................................              -               -              -               -
  Annual contract maintenance charges (note 2) ....................              -               -              -               -
  Contingent deferred sales charges (note 2) ......................        (24,434)         (1,241)       (23,042)         (1,752)
  Adjustments to maintain reserves ................................          2,190           1,315          3,648             919
                                                                      ------------    ------------   ------------    ------------
    Net equity transactions .......................................       (881,694)     11,345,407     11,899,128       7,142,465
                                                                      ------------    ------------   ------------    ------------
Net change in contract owners' equity .............................     (2,458,371)     13,237,179     13,671,773       7,979,252
Contract owners' equity beginning of period .......................     14,246,545       1,009,366      8,870,526         891,274
                                                                      ------------    ------------   ------------    ------------
Contract owners' equity end of period .............................   $ 11,788,174      14,246,545     22,542,299       8,870,526
                                                                      ============    ============   ============    ============
CHANGES IN UNITS:
  Beginning units .................................................      1,124,632         125,977      1,109,456         146,026
                                                                      ------------    ------------   ------------    ------------
  Units purchased .................................................      4,278,892       3,106,227     13,631,270       4,039,220
  Units redeemed ..................................................     (4,471,053)     (2,107,572)   (12,188,889)     (3,075,790)
                                                                      ------------    ------------   ------------    ------------
  Ending units ....................................................        932,471       1,124,632      2,551,837       1,109,456
                                                                      ============    ============   ============    ============

                                                                               RyTitan500                      RyTrans
                                                                      ----------------------------   ----------------------------
                                                                          2004            2003           2004            2003
                                                                      ------------    ------------   ------------    ------------
Investment activity:
Net investment income (loss) ......................................       (263,623)       (142,676)      (250,035)        (18,088)
  Realized gain (loss) on investments .............................     (1,925,474)      3,541,621        202,148          74,161
  Change in unrealized gain (loss) on investments .................        563,273        (502,523)     3,941,658          91,833
  Reinvested capital gains ........................................      1,666,699       3,018,650        211,528               -
                                                                      ------------    ------------   ------------    ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations .............................         40,875       5,915,072      4,105,299         147,906
                                                                      ------------    ------------   ------------    ------------
Equity transactions:
  Purchase payments received from contract owners (note 3) ........      2,305,922       2,912,047      1,202,314         245,242
  Transfers between funds .........................................    (11,419,934)     13,903,962     25,967,196       3,441,373
  Redemptions (note 3) ............................................     (1,652,015)       (206,703)    (1,559,340)        (56,853)
  Annuity benefits ................................................              -               -              -               -
  Annual contract maintenance charges (note 2) ....................              -               -              -               -
  Contingent deferred sales charges (note 2) ......................        (17,155)         (1,894)       (32,292)           (301)
  Adjustments to maintain reserves ................................          7,739          (2,921)         2,525           2,763
                                                                      ------------    ------------   ------------    ------------
    Net equity transactions .......................................    (10,775,443)     16,604,491     25,580,403       3,632,224
                                                                      ------------    ------------   ------------    ------------
Net change in contract owners' equity .............................    (10,734,568)     22,519,563     29,685,702       3,780,130
Contract owners' equity beginning of period .......................     24,009,533       1,489,970      4,171,916         391,786
                                                                      ------------    ------------   ------------    ------------
Contract owners' equity end of period .............................     13,274,965      24,009,533     33,857,618       4,171,916
                                                                      ============    ============   ============    ============
CHANGES IN UNITS:
  Beginning units .................................................      2,532,632         240,214        336,896          37,312
                                                                      ------------    ------------   ------------    ------------
  Units purchased .................................................     21,689,144      17,616,120      6,237,589       1,266,221
  Units redeemed ..................................................    (23,000,466)    (15,323,702)    (4,315,250)       (966,637)
                                                                      ------------    ------------   ------------    ------------
  Ending units ....................................................      1,221,310       2,532,632      2,259,235         336,896
                                                                      ============    ============   ============    ============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                                RyUSGvtBd                       RyUrsa
                                                                      ----------------------------   ----------------------------
                                                                          2004            2003           2004            2003
                                                                      ------------    ------------   ------------    ------------
Investment activity:
  Net investment income (loss) ....................................   $    351,330         201,482       (402,521)       (174,433)
  Realized gain (loss) on investments .............................     (1,481,263)       (331,729)    (7,444,564)     (4,322,602)
  Change in unrealized gain (loss) on investments .................         82,099        (179,693)      (228,846)       (106,285)
  Reinvested capital gains ........................................        771,996         680,826              -               -
                                                                      ------------    ------------   ------------    ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations .............................       (275,838)        370,886     (8,075,931)     (4,603,320)
                                                                      ------------    ------------   ------------    ------------
Equity transactions:
  Purchase payments received from contract owners (note 3) ........      3,910,023       5,607,949      1,715,680       1,317,185
  Transfers between funds .........................................      6,871,394      (3,228,737)    14,278,706         689,989
  Redemptions (note 3) ............................................     (2,170,416)     (1,366,185)    (2,332,647)       (761,136)
  Annuity benefits ................................................              -               -              -               -
  Annual contract maintenance charges (note 2) ....................              -               -              -               -
  Contingent deferred sales charges (note 2) ......................        (11,156)        (13,556)       (40,341)         (9,506)
  Adjustments to maintain reserves ................................        (30,925)        (42,635)        (6,448)           (487)
                                                                      ------------    ------------   ------------    ------------
    Net equity transactions .......................................      8,568,920         956,836     13,614,950       1,236,045
                                                                      ------------    ------------   ------------    ------------
Net change in contract owners' equity .............................      8,293,082       1,327,722      5,539,019      (3,367,275)
Contract owners' equity beginning of period .......................     12,990,386      11,662,664      4,600,851       7,968,126
                                                                      ------------    ------------   ------------    ------------
Contract owners' equity end of period .............................   $ 21,283,468      12,990,386     10,139,870       4,600,851
                                                                      ============    ============   ============    ============
CHANGES IN UNITS:
  Beginning units .................................................      1,181,842       1,033,379        562,511         733,397
                                                                      ------------    ------------   ------------    ------------
  Units purchased .................................................     20,969,688       9,728,210     44,093,089      31,761,416
  Units redeemed ..................................................    (20,339,207)     (9,579,747)   (43,252,088)    (31,932,302)
                                                                      ------------    ------------   ------------    ------------
  Ending units ....................................................      1,812,323       1,181,842      1,403,512         562,511
                                                                      ============    ============   ============    ============


                                                                                RyUtil                         RyVel100
                                                                      ----------------------------   ----------------------------
                                                                          2004            2003           2004            2003
                                                                      ------------    ------------   ------------    ------------
Investment activity:
  Net investment income (loss) ....................................          5,047          99,103        483,902         881,017
  Realized gain (loss) on investments .............................      1,559,290         623,733        502,921       1,677,150
  Change in unrealized gain (loss) on investments .................       (73,351)         257,823        818,328        (296,496)
  Reinvested capital gains ........................................              -               -         29,274               -
                                                                      ------------    ------------   ------------    ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations .............................      1,490,986         980,659      1,834,425       2,261,671
                                                                      ------------    ------------   ------------    ------------
Equity transactions:
  Purchase payments received from contract owners (note 3) ........      1,254,200         530,655      4,009,950       3,642,353
  Transfers between funds .........................................     (3,125,834)      6,204,232     10,719,922       4,961,670
  Redemptions (note 3) ............................................     (1,164,621)       (118,144)    (3,146,738)       (191,595)
  Annuity benefits ................................................              -               -              -               -
  Annual contract maintenance charges (note 2) ....................              -               -              -               -
  Contingent deferred sales charges (note 2) ......................        (19,720)           (733)        (9,487)         (2,761)
  Adjustments to maintain reserves ................................          1,895          (2,300)           594         (46,147)
                                                                      ------------    ------------   ------------    ------------
    Net equity transactions .......................................     (3,054,080)      6,613,710     11,574,241       8,363,520
                                                                      ------------    ------------   ------------    ------------
Net change in contract owners' equity .............................     (1,563,094)      7,594,369     13,408,666      10,625,191
Contract owners' equity beginning of period .......................      9,829,647       2,235,278     12,325,139       1,699,948
                                                                      ------------    ------------   ------------    ------------
Contract owners' equity end of period .............................      8,266,553       9,829,647     25,733,805      12,325,139
                                                                      ============    ============   ============    ============
CHANGES IN UNITS:
  Beginning units .................................................      1,290,262         361,021      1,367,723         367,836
                                                                      ------------    ------------   ------------    ------------
  Units purchased .................................................     12,169,742       9,268,751     36,013,715      40,665,851
  Units redeemed ..................................................    (12,524,387)     (8,339,510)   (34,856,384)    (39,665,964)
                                                                      ------------    ------------   ------------    ------------
  Ending units ....................................................        935,617       1,290,262      2,525,054       1,367,723
                                                                      ============    ============   ============    ============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                                SBGSFundVal                    SBTSIntlGro
                                                                      ----------------------------   ----------------------------
                                                                          2004            2003           2004            2003
                                                                      ------------    ------------   ------------    ------------
Investment activity:
  Net investment income (loss) ....................................   $       (222)           (459)          (227)           (144)
  Realized gain (loss) on investments .............................          2,478         (15,744)       (17,139)         (1,099)
  Change in unrealized gain (loss) on investments .................         (2,783)         29,866         26,661          16,009
  Reinvested capital gains ........................................              -               -              -               -
                                                                      ------------    ------------   ------------    ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations .............................           (527)         13,663          9,295          14,766
                                                                      ------------    ------------   ------------    ------------
Equity transactions:
  Purchase payments received from contract owners (note 3)  .......          2,512               -              -               -
  Transfers between funds .........................................              -               -              -               -
  Redemptions (note 3) ............................................        (64,972)        (47,385)       (22,028)           (945)
  Annuity benefits ................................................              -               -              -               -
  Annual contract maintenance charges (note 2) ....................            (13)            (30)           (23)            (20)
  Contingent deferred sales charges (note 2) ......................              -               -              -               -
  Adjustments to maintain reserves ................................              4               3             (1)             (5)
                                                                      ------------    ------------   ------------    ------------
    Net equity transactions .......................................        (62,469)        (47,412)       (22,052)           (970)
                                                                      ------------    ------------   ------------    ------------
Net change in contract owners' equity .............................        (62,996)        (33,749)       (12,757)         13,796
Contract owners' equity beginning of period .......................         62,996          96,745         71,521          57,725
                                                                      ------------    ------------   ------------    ------------
Contract owners' equity end of period .............................   $          -          62,996         58,764          71,521
                                                                      ============    ============   ============    ============
CHANGES IN UNITS:
  Beginning units .................................................          2,967           6,235          7,357           7,470
                                                                      ------------    ------------   ------------    ------------
  Units purchased .................................................              -               -              -               -
  Units redeemed ..................................................         (2,967)         (3,268)        (2,161)           (113)
                                                                      ------------    ------------   ------------    ------------
  Ending units ....................................................              -           2,967          5,196           7,357
                                                                      ============    ============   ============    ============

                                                                                SBTSLgCap                        SBTSMMkt
                                                                      ----------------------------   ----------------------------
                                                                          2004            2003           2004            2003
                                                                      ------------    ------------   ------------    ------------
Investment activity:
  Net investment income (loss) ....................................         21,941          16,118           (742)         (1,982)
  Realized gain (loss) on investments .............................        (95,070)       (183,618)             -               -
  Change in unrealized gain (loss) on investments .................        473,866       1,210,978              -               -
  Reinvested capital gains ........................................              -               -              -               -
                                                                      ------------    ------------   ------------    ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations .............................        400,737       1,043,478           (742)         (1,982)
                                                                      ------------    ------------   ------------    ------------
Equity transactions:
  Purchase payments received from contract owners (note 3) ........         85,281               -              2               -
  Transfers between funds .........................................        106,394               -       (106,394)              -
  Redemptions (note 3) ............................................       (979,394)       (574,419)       (63,330)        (21,978)
  Annuity benefits ................................................        (18,999)        (16,173)             -               -
  Annual contract maintenance charges (note 2) ....................         (3,353)         (3,500)          (238)           (257)
  Contingent deferred sales charges (note 2) ......................              -               -              -               -
  Adjustments to maintain reserves ................................           (234)            (47)            22             (12)
                                                                      ------------    ------------   ------------    ------------
    Net equity transactions .......................................       (810,305)       (594,139)      (169,938)        (22,247)
                                                                      ------------    ------------   ------------    ------------
Net change in contract owners' equity .............................       (409,568)         449,339      (170,680)        (24,229)
Contract owners' equity beginning of period .......................      4,822,314       4,372,975        298,317         322,546
                                                                      ------------    ------------   ------------    ------------
Contract owners' equity end of period .............................      4,412,746       4,822,314        127,637         298,317
                                                                      ============    ============   ============    ============
CHANGES IN UNITS:
  Beginning units .................................................        334,493         381,396         24,081          25,868
                                                                      ------------    ------------   ------------    ------------
  Units purchased .................................................         13,515               -            475               -
  Units redeemed ..................................................        (67,229)        (46,903)       (14,208)         (1,787)
                                                                      ------------    ------------   ------------    ------------
  Ending units ....................................................        280,779         334,493         10,348          24,081
                                                                      ============    ============   ============    ============

See accompanying notes to financial statements.

                          NATIONWIDE VARIABLE ACCOUNT-4
                          NOTES TO FINANCIAL STATEMENTS
                           December 31, 2004 and 2003

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          Nationwide Variable Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987, and commenced operations on July 10, 1989. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

          Contract owners in either the accumulation or the payout phase may invest in the following:
            Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
              American Century VP - Income & Growth Fund - Class III
              (ACVPIncGr3)
              American Century VP - Ultra/(R)/ Fund - Class III (ACVPUltra3) American Century VP - Value Fund - Class III (ACVPVal3)
            Portfolio of the Federated Insurance Series (Federated IS);
              Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)*
            Portfolios of the Fidelity/(R)/ Variable Insurance Products Fund (Fidelity/(R)/ VIP);
              Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class 2 R (FidVIPEIS2R)
              Fidelity/(R)/ VIP - Growth Portfolio - Service Class 2 R (FidVIPGrS2R)
              Fidelity/(R)/ VIP - Overseas Portfolio - Initial Class R (FidVIPOvR)*
            Portfolio of the Fidelity/(R)/ Variable Insurance Products Fund II (Fidelity/(R)/ VIP II);
              Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service
               Class 2 R (FidVIPConS2R)
            Portfolios of the Gartmore Variable Insurance Trust (Gartmore GVIT); (Gartmore is an affiliate of the Company)
              Gartmore GVIT Government Bond Fund - Class III (GVITGvtBd3) Gartmore GVIT ID Aggressive Fund - Class VI (GVITIDAgg6)
              Gartmore GVIT ID Conservative Fund - Class VI (GVITIDCon6) Gartmore GVIT ID Moderate Fund - Class VI (GVITIDMod6)
              Gartmore GVIT ID Moderately Aggressive Fund - Class VI (GVITIDModAg6)
              Gartmore GVIT ID Moderately Conservative Fund - Class VI (GVITIDModCon6)
              Gartmore GVIT Mid Cap Growth Fund - Class III (GVITSMdCpGr3)
                (formerly Gartmore GVIT Strong Mid Cap Growth Fund - Class III)
              Gartmore GVIT Money Market Fund II - Class I (GVITMyMkt2)
              Gartmore GVIT Nationwide/(R)/ Fund - Class III (GVITNWFund3)
                (formerly Gartmore GVIT Total Return Fund-Class III)
              Gartmore GVIT Small Cap Growth Fund - Class III (GVITSmCapGr3) Gartmore GVIT Small Cap Value Fund - Class III (GVITSmCapVal3) Gartmore GVIT Small Company Fund - Class III (GVITSmComp3)
            Portfolios of the Rydex Variable Trust Portfolios;
              Rydex Variable Trust - Arktos Fund (RyArktos)
              Rydex Variable Trust - Banking Fund (RyBank)
              Rydex Variable Trust - Basic Materials Fund (RyBasicM)
              Rydex Variable Trust - Biotechnology Fund (RyBioTech)
              Rydex Variable Trust - Consumer Products Fund (RyConsProd)
              Rydex Variable Trust - Electronics Fund (RyElec)

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

     Rydex Variable Trust - Energy Fund (RyEnergy)
     Rydex Variable Trust - Energy Services Fund (RyEnSvc)
     Rydex Variable Trust - Financial Services Fund (RyFinSvc)
     Rydex Variable Trust - Health Care Fund (RyHealthC)
     Rydex Variable Trust - Internet Fund (RyNet)
     Rydex Variable Trust - Inverse Dynamic Dow 30 Fund (RyInDyDow)
     Rydex Variable Trust - Inverse Mid Cap Fund (RyInMidCap)
     Rydex Variable Trust - Inverse Small Cap Fund (RyInSmCap)
     Rydex Variable Trust - Juno Fund (RyJuno)
     Rydex Variable Trust - Large Cap Europe Fund (RyLgCapEuro)
     Rydex Variable Trust - Large Cap Growth Fund (RyLgCapGr)
     Rydex Variable Trust - Large Cap Japan Fund (RyLgCapJapan)
     Rydex Variable Trust - Large Cap Value Fund (RyLgCapVal)
     Rydex Variable Trust - Leisure Fund (RyLeisure)
     Rydex Variable Trust - Long Dynamic Dow 30 Fund (RyLDyDow)
     Rydex Variable Trust - Medius Fund (RyMedius)
     Rydex Variable Trust - Mekros Fund (RyMekros)
     Rydex Variable Trust - Mid Cap Growth Fund (RyMidCapGr)
     Rydex Variable Trust - Mid Cap Value Fund (RyMidCapVal)
     Rydex Variable Trust - Nova Fund (RyNova)
     Rydex Variable Trust - OTC Fund (RyOTC)
     Rydex Variable Trust - Precious Metals Fund (RyPrecMet)
     Rydex Variable Trust - Real Estate Fund (RyRealEst)
     Rydex Variable Trust - Retailing Fund (RyRetail)
     Rydex Variable Trust - Sector Rotation Fund (RySectRot)
     Rydex Variable Trust - Small Cap Growth Fund (RySmCapGr)
     Rydex Variable Trust - Small Cap Value Fund (RySmCapVal)
     Rydex Variable Trust - Technology Fund (RyTech)
     Rydex Variable Trust - Telecommunications Fund (RyTele)
     Rydex Variable Trust - Titan 500 Fund (RyTitan500)
     Rydex Variable Trust - Transportation Fund (RyTrans)
     Rydex Variable Trust - U.S. Government Bond Fund (RyUSGvtBd)
     Rydex Variable Trust - Ursa Fund (RyUrsa)
     Rydex Variable Trust - Utilities Fund (RyUtil)
     Rydex Variable Trust - Velocity 100 Fund (RyVel100)
Portfolios of the Smith Barney Greenwich Street Series Fund (Smith Barney GSSF);
     Smith Barney GSSF - Fundamental Value Portfolio (SBGSFundVal)*
     Smith Barney GSSF - Intermediate High Grade Portfolio (SBSFIHiGr)* Portfolios of the Smith Barney Travelers Series Fund Inc.(Smith Barney TSF);
     Smith Barney TSF - International All Cap Growth Portfolio (SBTSIntlGro) Smith Barney TSF - Large Cap Value Portfolio (SBTSLgCap)
     Smith Barney TSF - Money Market Portfolio (SBTSMMkt)

*At December 31, 2004, contract owners were not invested in the fund.

     Effective January 2002, due to certain underlying fund options no longer being available within the Account, assets of contract owners invested in the Smith Barney Variable Account Fund (VAF) - The Income and Growth Portfolio were liquidated and exchanged into the Smith Barney Travelers Series Fund Inc. (TSF) -Large Cap Value Portfolio. Additionally, assets of contract owners invested in the Smith Barney VAF - The Reserve Account Portfolio and the Smith Barney VAF - The U.S. Government/High Quality Securities Portfolio were liquidated and exchanged into the Smith Barney TSF Inc. - Money Market Portfolio.

     The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

     A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

     Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)  Security Valuation, Transactions and Related Investment Income

     Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2004 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)  Federal Income Taxes

     Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)  Use of Estimates in the Preparation of Financial Statements

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)  Calculation of Annuity Reserves

     Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 7% of purchase payments surrendered. This charge declines 1% per year to 0% after the purchase payment has been held in the contract for 7 years. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     For Smith Barney contracts, the Company deducts an annual contract maintenance charge of $30, which is satisfied by surrendering units.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options are described in more detail in the applicable product prospectus.

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                       Nationwide Variable Account-4 Options                           Smith    Market Flex
                                                                                        Barney  Annuity
                                                                                       -------  -----------
Variable Account Charges - Recurring ...............................................    1.30%    1.15%
CDSC Option:
  No CDSC ..........................................................................      -      0.20%
                                                                                       -------  -----------
Death Benefit Options:
  Highest Anniversary Death Benefit ................................................      -      0.20%
    If death before annuitization, benefit will be greatest of (i) contract value, (ii)
     purchase payments less surrenders or
     (iii) highest contract value before 86th birthday less surrenders.
     Highest Anniversary or 5% Enhanced Death Benefit ..............................      -      0.25%
    If death before annuitization, benefit will be greatest of (i) contract value, (ii)
     purchase payments less surrenders or
     (iii) highest contract value before 86th birthday less surrenders, or (iv) the 5%
     interest anniversary value.
                                                                                       -------  -----------
Extra Value Option (EV) ............................................................      -      0.45%
  Fee assessed to assets of the variable account for the first seven contract years in exchange for application of 3% credit
   of purchase payments made during first 12 months contract is in force.
                                                                                       -------  -----------
Asset Allocation Service Charge Option .............................................      -      0.35%
  Allows contract owner to utilize services of an independent third party to provide allocation and reallocation instruction.
                                                                                       -------  -----------
Maximum Variable Account Charges(1): ...............................................    1.30%    2.40%
                                                                                       -------  -----------

(1) When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2004.

                   Total      ACVPIncGr3   ACVPUltra3    ACVPVal3    FidVIPEIS2R    FidVIPGrS2R   FidVIPConS2R   GVITGvtBd3
               ------------   ----------   ----------    --------    -----------    -----------   ------------   ----------
1.15% ......   $  1,938,135        5,096        1,335      11,466          7,300          5,414         12,722       18,106
1.30% ......         61,705            -            -           -              -              -              -            -
1.35% ......      2,518,454       15,569        3,772      12,076         12,851          7,146         17,416       26,897
1.40% ......        787,742        4,532        1,411       6,081          6,979          4,438          7,581        5,560
1.50% ......        589,748            1            -           1              -              -              4           28
1.55% ......        377,329          671           29       2,596          3,328            431          2,540        1,605
1.60% ......      1,468,878        6,658        2,689       9,637          9,786          3,319          9,586       14,526
1.70% ......        752,093            -            -           -              1              -              -            1
1.75% ......        554,930            -            -           -              3              3              6            -
1.80% ......        893,739        1,446          149       3,501            643          1,503          1,469        8,966
1.85% ......        484,543        4,391          193       7,364          8,061          3,446          9,215       10,859
1.90% ......        278,200            -            -           -              -              -              -            1
1.95% ......        516,972            2            2           2              1              -              1            7
2.00% ......         77,899            -           46         662            291            755            589          352
2.05% ......        209,068        2,686        1,076       4,342          6,370          4,052          2,766        1,427
2.15% ......        225,777            2            -           -              -              -              2           15
2.20% ......        313,263            1            -           1              -              -              -            7
2.35% ......         31,963            -            -           -              -              -              -            1
2.40% ......        117,601            -            -           -              -              -              -            -
               ------------   ----------   ----------    --------    -----------    -----------   ------------   ----------
  Totals ...   $ 12,198,039       41,055       10,702      57,729         55,614         30,507         63,897       88,358
               ============   ==========   ==========    ========    ===========    ===========   ============   ==========

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

               GVITIDAgg6   GVITIDCon6   GVITIDMod6   GVITIDModAg6   GVITIDModCon6   GVITSMdCpGr3   GVITMyMkt2   GVITNWFund3
               ----------   ----------   ----------   ------------   -------------   ------------   ----------   -----------
1.15% .....    $    1,126          917        1,504            887              92          1,352      648,590           924
1.30% .....             -            -            -              -               -              -            -             -
1.35% .....           116          785        1,789            706             889          6,512    1,090,563         2,808
1.40% .....            17        1,993       24,696          1,051               7          2,437      275,128         1,589
1.50% .....             -            3            -              -               -              1       53,667             -
1.55% .....             -          911        2,009          3,382              57          1,023      152,059           574
1.60% .....           818        1,446       11,613          4,417           1,712          3,077      587,668           397
1.70% .....             -            -            3              5               -              2       50,784             5
1.75% .....             -            -          214              -               -              -       45,979             -
1.80% .....             -           15          733            769              59            232      306,550         1,231
1.85% .....             -        2,103        1,215            505           1,034          1,011      175,395         5,523
1.90% .....             -            -            9              -               -              -       25,780             -
1.95% .....             -            -            2              -               -              5       36,401             -
2.00% .....             -           54            -              -               -              -       22,182            95
2.05% .....             -            -          293            296               -            284       55,136            50
2.15% .....             -            -            -              -               -              -       16,017             -
2.20% .....             -          130            -              -               -              -       22,197             -
2.35% .....             -            -            -              -               -              -        3,813             -
2.40% .....             -            -            -              -               -              -       10,408             -
               ----------   ----------   ----------   ------------   -------------   ------------   ----------   -----------
  Totals ..    $    2,077        8,357       44,080         12,018         3,850           15,936    3,578,317        13,196
               ==========   ==========   ==========   ============   =============   ============   ==========   ===========

             GVITSmCapGr3   GVITSmCapVal3   GVITSmComp3   RyArktos    RyBank    RyBasicM   RyBioTech   RyConsProd
             ------------   -------------   -----------   --------   -------    --------   ---------   ----------
1.15% ....   $      3,148           5,677         3,099     67,779    14,443      28,666      18,520       19,689
1.30% ....              -               -             -          -         -           -           -            -
1.35% ....          5,730          16,065         5,472     59,700    14,819      31,049      18,536       24,811
1.40% ....          1,481           3,414         2,506     17,036     3,691      17,182       5,893        7,621
1.50% ....              -               1             -      3,443    32,129      29,726      17,037       33,129
1.55% ....            433             695           301     13,779     1,368       2,655       1,476        3,173
1.60% ....            968           4,173         6,054     70,261     8,487      11,036       7,513       11,605
1.70% ....              -               -             -      2,942    44,407      43,051      23,999       44,558
1.75% ....              -               -             -      2,926    30,345      27,655      18,000       33,917
1.80% ....          1,638             922         1,048     31,049     6,281      14,490      16,661        9,783
1.85% ....            445           2,561         3,575     14,816     5,211      11,143       1,385        2,319
1.90% ....              -               -             -      1,127    15,998      15,164       9,429       15,912
1.95% ....              2               3             -      2,339    29,908      27,856      18,672       32,001
2.00% ....             65             237           163      2,177       985       1,358       1,878          850
2.05% ....          1,099           1,359         1,224      6,171     1,070       1,496         692          407
2.15% ....              1               2             -        945    12,593      11,271       7,510       14,239
2.20% ....              -               -             -      2,066    17,834      14,281      11,211       20,614
2.35% ....              -               -             -        130     1,378       1,258         742        1,802
2.40% ....              -               -             -      1,058     6,449       5,647       4,107        7,283
             ------------   -------------   -----------   --------   -------    --------   ---------   ----------
  Totals .   $     15,010          35,109        23,442    299,744   247,396     294,984     183,261      283,713
             ============   =============   ===========   ========   =======    ========   =========   ==========

                   RyElec        RyEnergy       RyEnSvc   RyFinSvc   RyHealthC       RyNet    RyInDyDow   RyInMidCap
             ------------   -------------   -----------   --------   ---------   ---------   ----------   ----------
1.15% ....   $      7,779          37,952        20,035     17,054      24,861      20,372        3,587        1,039
1.30% ....              -               -             -          -           -           -            -            -
1.35% ....         12,140          39,376        27,291     17,935      31,941      25,647        2,194        1,846
1.40% ....          8,433          22,122        17,573      4,363       8,560      13,614          243          280
1.50% ....          2,312          46,998         4,919     37,094      27,176      35,856            -            -
1.55% ....          2,891           4,884         2,230      1,766       2,116       2,364           52          124
1.60% ....          7,494          15,862        12,425      8,633      15,042       8,424        6,308        6,581
1.70% ....          2,238          57,617         4,430     50,292      40,125      50,529            -            -
1.75% ....          1,944          43,438         4,411     36,465      28,481      34,257            -            -
1.80% ....         14,591          23,144        17,661      8,496      14,844      20,352        2,060        3,033
1.85% ....          3,010           8,570        11,409      1,080       2,447       4,840          180          474
1.90% ....            813          20,920         1,625     17,614      14,520      18,340            -            -
1.95% ....          1,826          40,325         3,510     35,174      28,257      33,547            -            -
2.00% ....            889           1,969           730      1,572       2,389         713           40           12
2.05% ....            849           2,322         4,132      1,454       2,471       1,751           34           75
2.15% ....          1,077          16,921         2,061     15,953      12,424      12,879            -            -
2.20% ....          1,969          26,476         3,623     22,644      16,874      18,354            -            -
2.35% ....            204           2,245           358      2,273       1,481       1,211            -            -
2.40% ....            428          10,358         1,450      7,670       5,460       7,155            -            -
             ------------   -------------   -----------   --------   ---------   ---------   ----------   ----------
  Totals .   $     70,887         421,499       139,873    287,532     279,469     310,205       14,698       13,464
             ============   =============   ===========   ========   =========   =========   ==========   ==========

                                                                    (Continued)
                                       29

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS,

               RyInSmCap          RyJuno   RyLgCapEuro   RyLgCapGr   RyLgCapJapan   RyLgCapVal    RyLeisure    RyLDyDow
             -----------   -------------   -----------   ---------   ------------   ----------    ---------    --------
1.15% ....   $    51,060          52,972        27,966       7,799         22,512        5,437       16,133       3,955
1.30% ....             -               -             -           -              -            -            -           -
1.35% ....        11,349          67,222        29,286       5,789         21,262       13,515       14,490      10,072
1.40% ....         1,328          27,063        12,088         614         11,288        1,291        7,598         864
1.50% ....             -               -        10,822           -          2,727            1       34,885           -
1.55% ....         5,779           7,318         4,594         887          4,124        1,396        2,367       1,141
1.60% ....         8,288          61,870        17,938       6,424         13,344        3,123        6,405       2,979
1.70% ....             -               1         9,565           -          2,310            -       48,917           -
1.75% ....             -              12         7,627           -          2,233            -       33,032           -
1.80% ....         2,833          15,558        13,044       7,397         17,360        1,561       13,142       1,213
1.85% ....         3,243          12,604         3,692         377          2,395          694       10,848         142
1.90% ....             -               -         3,503           -            904            -       17,585           -
1.95% ....             1               -         6,757           3          1,753            2       32,580           -
2.00% ....           389           1,729         1,290         146          1,208          114        1,726         125
2.05% ....         1,346          12,833         2,423           -          5,028          120        2,609         716
2.15% ....             -               1         2,865           -            743            -       12,781           -
2.20% ....             -               2         5,057           -          1,644            5       18,464           -
2.35% ....             -               -           583           -             91            -        1,130           -
2.40% ....             -               -         2,537           -            825            -        7,314           -
             -----------   -------------   -----------   ---------   ------------   ----------    ---------    --------
  Totals .   $    85,616         259,185       161,637      29,436        111,751       27,259      282,006      21,207
             ===========   =============   ===========   =========   ============   ==========    =========    ========

                RyMedius        RyMekros    RyMidCapGr  RyMidCapVal        RyNova        RyOTC    RyPrecMet   RyRealEst
             -----------   -------------   -----------  -----------  ------------   ----------    ---------   ---------
1.15% ....   $    36,511         132,617         5,573        5,270        71,018       69,176       38,819      24,031
1.30% ....             -               -             -            -             -            -            -           -
1.35% ....        44,615         108,416         6,620       20,326       175,842       76,177       31,201      31,038
1.40% ....        20,925          32,919         1,218        2,605        23,576       25,811       19,983      14,489
1.50% ....         5,711           3,074             -            1        11,897        5,341       12,101       1,582
1.55% ....         6,532          25,582         1,137        3,991        17,987       15,059        3,606       4,079
1.60% ....        27,146          65,013         2,742        8,929        59,418       60,426       16,429      10,478
1.70% ....         5,070           2,792             -            -        10,089        4,782       17,309       1,382
1.75% ....         4,353           2,169             -            -         9,662        4,158       10,448       1,062
1.80% ....        17,761          41,492           511        1,369        20,573       22,516       18,089       7,389
1.85% ....         4,924          13,628           125          423        20,364       11,882       10,114       3,179
1.90% ....         1,874           1,098             -            -         4,078        1,668        5,724         485
1.95% ....         3,708           1,982             -            -         6,562        3,509        9,952         963
2.00% ....         3,162           4,461           162          219         2,813        4,572          579       1,122
2.05% ....        10,245          12,948            53          804         9,083       20,848        1,452         473
2.15% ....         1,535             945             -            -         3,683        1,344        4,508         413
2.20% ....         2,848           1,790             -            -         2,837        2,490        5,896         645
2.35% ....           286             120             -            -         1,015          325          483          88
2.40% ....         1,345             698             -            -         1,047        1,315        1,914         368
             -----------   -------------   -----------  -----------  ------------   ----------    ---------    --------
  Totals .   $   198,551         451,744        18,141       43,937       451,544      331,399      208,607     103,266
             ===========   =============   ===========  ===========  ============   ==========    =========    ========

                RyRetail       RySectRot     RySmCapGr   RySmCapVal        RyTech       RyTele   RyTitan500     RyTrans
             -----------   -------------   -----------  -----------  ------------   ----------    ---------  ----------
1.15% ....   $    10,082          27,381         7,768       16,205        16,991       18,837       98,797      17,107
1.30% ....             -               -             -            -             -            -            -           -
1.35% ....         5,780          27,180        16,917       19,595        27,885       17,500       37,170      16,145
1.40% ....         1,984          12,088         2,619        4,974         8,224        5,329       13,680       6,296
1.50% ....        25,213              53         2,791        6,787        14,057       29,466           34      31,754
1.55% ....         1,216           9,417         6,351        4,789         2,450          697       10,941       1,880
1.60% ....         3,243          15,629         6,803       11,779         9,671        7,238       23,804       5,700
1.70% ....        39,548              79         2,400        5,778        21,434       41,691            -      44,222
1.75% ....        27,692              51         2,749        5,782        16,179       27,092            9      30,073
1.80% ....         4,356           6,435         4,153        7,083        10,631       18,196       55,360      10,709
1.85% ....         4,665           4,328           419        1,140         2,095        1,999       17,752       2,082
1.90% ....        13,779             144           902        2,155         7,920       15,099            -      15,456
1.95% ....        27,627              25         2,086        4,662        17,243       27,367            -      29,504
2.00% ....           984           2,381           473          511         1,073          537        2,406         667
2.05% ....           648           4,855           252          544           191          734        3,666         215
2.15% ....        12,028             107           620        1,502         9,234       11,420            4      13,224
2.20% ....        16,444               -         1,571        3,275        12,363       15,148            -      16,977
2.35% ....         1,407               -           108          327         1,335        1,197            -       1,770
2.40% ....         4,766              67           751        1,680         2,781        5,801            -       6,254
             -----------   -------------   -----------  -----------  ------------   ----------    ---------  ----------
  Totals .   $   201,462         110,220        59,733       98,568       181,757      245,348      263,623     250,035
             ===========   =============   ===========  ===========  ============   ==========    =========  ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

               RyUSGvtBd    RyUrsa    RyUtil   RyVel100   SBGSFundVal   SBTSIntlGro    SBTSLgCap     SBTSMMkt
              ----------   -------   -------   --------   -----------   -----------   ----------   ----------
1.15% .....   $   53,078    36,476    16,019     38,014             -             -            -            -
1.30% .....            -         -         -          -           222           735       58,739        2,009
1.35% .....       50,564    28,630    18,740     50,681             -             -            -            -
1.40% .....       13,329    20,061     8,778      9,208             -             -            -            -
1.50% .....       17,397    36,541    13,767        221             -             -            -            -
1.55% .....        7,816     3,617     3,000      8,054             -             -            -            -
1.60% .....       55,233    57,195    10,442     22,974             -             -            -            -
1.70% .....       13,569    54,027    12,135          4             -             -            -            -
1.75% .....       16,140    35,769    10,594          -             -             -            -            -
1.80% .....        7,333    17,414    10,162     26,780             -             -            -            -
1.85% .....        7,990    19,936     8,348     11,375             -             -            -            -
1.90% .....        5,922    18,067     4,585          -             -             -            -            -
1.95% .....        8,840    32,958     9,045          -             -             -            -            -
2.00% .....        1,128       893       542      1,434             -             -            -            -
2.05% .....        2,597     2,609     1,325      5,067             -             -            -            -
2.15% .....        7,688    13,114     4,106          -             -             -            -            -
2.20% .....        2,801    17,367     7,357          -             -             -            -            -
2.35% .....        2,630     1,437       735          -             -             -            -            -
2.40% .....          824     6,410     3,431          -             -             -            -            -
              ----------   -------   -------   --------   -----------   -----------   ----------   ----------
  Totals ..   $  274,879   402,521   143,111    173,812           222           735       58,739        2,009
              ==========   =======   =======   ========   ===========   ===========   ==========   ==========

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2004 and 2003, total transfers to the Account from the fixed account were $4,039,414 and $289, respectively, and total transfers from the Account to the fixed account were $4,150,880 and $10,117, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

     For contracts with the Extra Value option, the Company contributed $2,691,152 and $2,511,790 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2004 and 2003, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received. For guaranteed minimum death benefits, the Company contributed $97,962 and $101,367 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2004 and 2003, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

    NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)  Financial Highlights

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners'equity outstanding for variable annuity contracts as of the end of the period indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2004. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

                         Contract                                                        Investment
                         Expense                           Unit             Contract       Income                Total
                          Rate*           Units         Fair Value       Owners'Equity     Ratio**              Return***
                     ---------------   -----------   -----------------   -------------   ----------   ----------------------------
American Century VP - Income & Growth Fund - Class III
  2004 ..............  1.15% to 2.05%      315,833   $  11.76 to 11.48   $   3,685,371         1.17%      11.69% to 10.77%
  2003 ..............  1.15% to 2.05%      159,457      10.53 to 10.36       1,668,821         0.23%      27.87% to 26.70%
  2002 ..............  1.15% to 1.60%       45,760        8.18 to 8.23         376,299         0.00%    -18.22% to -17.68% (a) (b)

American Century VP - Ultra/(R)/ Fund - Class III
  2004 ..............  1.15% to 2.05%       90,454      10.76 to 10.50         966,536         0.00%        9.41% to 8.49%
  2003 ..............  1.15% to 2.05%       34,588        9.84 to 9.68         338,713         0.00%      23.50% to 22.35%
  2002 ..............  1.15% to 1.55%       32,296        7.94 to 7.97         257,088         0.36%    -20.63% to -20.34% (a) (b)

American Century VP - Value Fund - Class III
  2004 ..............  1.15% to 2.05%      516,992      12.46 to 12.17       6,386,499         0.62%      13.02% to 12.09%
  2003 ..............  1.15% to 2.05%      165,937      11.03 to 10.86       1,819,797         0.72%      27.48% to 26.32%
  2002 ..............  1.15% to 1.60%       41,169        8.60 to 8.65         355,889         0.00%    -14.05% to -13.49% (a) (b)

Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class 2 R
  2004 ..............  1.15% to 2.05%      478,682      11.58 to 11.31       5,497,773         0.99%        9.89% to 8.99%
  2003 ..............  1.15% to 2.05%      170,311      10.54 to 10.38       1,784,156         1.49%      28.62% to 27.43%
  2002 ..............  1.15% to 1.60%       47,451        8.14 to 8.20         388,260         0.00%    -18.58% to -18.04% (a) (b)

Fidelity/(R)/ VIP - Growth Portfolio - Service Class 2 R
  2004 ..............  1.15% to 2.05%      260,018        9.95 to 9.71       2,564,583         0.16%        1.94% to 1.08%
  2003 ..............  1.15% to 2.05%      130,748        9.76 to 9.61       1,269,769         0.06%      30.98% to 29.75%
  2002 ..............  1.15% to 1.55%       18,215        7.42 to 7.45         135,684         0.00%    -25.83% to -25.45% (a) (b)

Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class 2 R
  2004 ..............  1.15% to 2.05%      562,720      12.47 to 12.18       6,958,966         0.17%      13.82% to 12.88%
  2003 ..............  1.15% to 2.05%      237,814      10.96 to 10.79       2,592,565         0.14%      26.71% to 25.56%
  2002 ..............  1.15% to 1.60%       83,617      8.59 to 8.65         721,850           0.00%    -14.09% to -13.54% (a) (b)

Gartmore GVIT Government Bond Fund - Class III
  2004 ..............  1.15% to 2.00%      621,353      11.11 to 10.86       6,853,796         6.24%        2.08% to 1.21%
  2003 ..............  1.15% to 2.05%      407,518      10.88 to 10.72       4,411,443         4.68%        0.94% to 0.05%
  2002 ..............  1.15% to 1.60%      707,893      10.72 to 10.78       7,622,031         2.55%        7.18% to 7.82% (a) (b)

Gartmore GVIT ID Aggressive Fund - Class VI
  2004 ..............  1.15% to 1.60%       39,336      11.18 to 11.15         439,389         2.34%      11.83% to 11.49% (a) (b)

Gartmore GVIT ID Conservative Fund - Class VI
  2004 ..............  1.15% to 2.00%      140,679      10.36 to 10.30       1,453,807         2.72%        3.59% to 3.01% (a) (b)

Gartmore GVIT ID Moderate Fund - Class VI
  2004 ..............  1.15% to 2.05%      871,310      10.79 to 10.72       9,380,597         2.58%        7.89% to 7.25% (a) (b)

Gartmore GVIT ID Moderately Aggressive Fund - Class VI
  2004 ..............  1.15% to 2.05%      250,509      11.01 to 10.94       2,751,078         2.08%       10.08% to 9.42% (a) (b)

Gartmore GVIT ID Moderately Conservative Fund - Class VI
  2004 ..............  1.15% to 1.85%       68,049      10.58 to 10.53         717,830         2.65%        5.76% to 5.27% (a) (b)

Gartmore GVIT Mid Cap Growth Fund - Class III
  2004 ..............  1.15% to 2.05%      126,295      11.18 to 10.91       1,400,829         0.00%      13.99% to 13.04%
  2003 ..............  1.15% to 2.05%       76,349        9.81 to 9.65         745,472         0.00%      38.63% to 37.35%
  2002 ..............  1.35% to 1.55%        6,721        7.04 to 7.07          47,489         0.00%    -29.61% to -29.33% (a) (b)

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                         Contract                                                        Investment
                         Expense                           Unit             Contract       Income                Total
                          Rate*           Units         Fair Value       Owners'Equity     Ratio**              Return***
                     ---------------   -----------   -----------------   -------------   ----------   ----------------------------
Gartmore GVIT Money Market Fund II - Class I
  2004 ..............  1.15% to 2.40%   19,266,017   $    9.78 to 9.38   $ 186,613,831         0.62%      -0.74% to -1.99%
  2003 ..............  1.15% to 2.40%   15,999,562        9.85 to 9.57     156,575,786         0.18%      -0.97% to -2.22%
  2002 ..............  1.15% to 1.60%   10,851,135        9.84 to 9.95     107,602,427         0.60%      -1.36% to -0.46%
  2001 ..............  1.15% to 1.60%    1,379,982        9.98 to 9.99      13,783,612         0.09%      -0.23% to -0.06% (a) (b)

Gartmore GVIT Nationwide/(R)/ Fund - Class III
  2004 ..............  1.15% to 2.00%       75,896      11.10 to 10.84         831,866         1.27%        8.57% to 7.71%
  2003 ..............  1.15% to 2.05%       79,403      10.22 to 10.06         805,109         0.84%      26.02% to 24.86%
  2002 ..............  1.15% to 1.60%       49,230        8.06 to 8.11         398,598         0.83%    -19.44% to -18.90% (a) (b)

Gartmore GVIT Small Cap Growth Fund - Class III
  2004 ..............  1.15% to 2.05%       93,866      10.68 to 10.42         996,846         0.00%      12.11% to 11.16%
  2003 ..............  1.15% to 2.05%      103,064        9.53 to 9.37         977,782         0.00%      32.56% to 31.32%
  2002 ..............  1.35% to 1.55%        2,437        7.17 to 7.18          17,485         0.00%    -28.31% to -28.22% (a) (b)

Gartmore GVIT Small Cap Value Fund - Class III
  2004 ..............  1.15% to 2.05%      159,275      12.83 to 12.52       2,029,370         0.00%      16.02% to 15.11%
  2003 ..............  1.15% to 2.05%      200,087      11.06 to 10.88       2,202,929         0.00%      54.98% to 53.55%
  2002 ..............  1.15% to 1.60%        8,822        7.09 to 7.14          62,803         0.08%    -29.14% to -28.64% (a) (b)

Gartmore GVIT Small Company Fund - Class III
  2004 ..............  1.15% to 2.05%      131,645      12.88 to 12.58       1,681,038         0.00%      17.69% to 16.74%
  2003 ..............  1.15% to 2.05%      106,111      10.95 to 10.77       1,154,499         0.00%      39.37% to 38.10%
  2002 ..............  1.15% to 1.35%        6,534        7.84 to 7.85          51,303         0.00%    -21.56% to -21.45% (a) (b)

Rydex Variable Trust - Arktos Fund
  2004 ..............  1.15% to 2.05%    1,528,468        4.94 to 4.78       7,445,853         0.00%    -12.85% to -13.75%
  2003 ..............  1.15% to 2.05%    1,101,548        5.67 to 5.54       6,187,096         2.02%    -38.09% to -38.73%
  2002 ..............  1.15% to 1.60%      752,772        9.04 to 9.15       6,858,467         2.03%      31.06% to 32.31%
  2001 ..............      1.35%             3,558                6.91          24,597         0.00%               -30.87% (a) (b)

Rydex Variable Trust - Banking Fund
  2004 ..............  1.15% to 2.40%    1,060,424      14.92 to 14.34      15,542,844         0.36%      13.42% to 12.08%
  2003 ..............  1.15% to 2.40%    1,030,036      13.16 to 12.80      13,385,712         0.52%      30.23% to 28.61%
  2002 ..............  1.15% to 1.60%       91,507       9.99 to 10.10         921,809         0.60%      -2.78% to -1.92%
  2001 ..............  1.15% to 1.40%        9,088      10.30 to 10.30          93,629         0.00%        2.96% to 3.03% (a) (b)

Rydex Variable Trust - Basic Materials Fund
  2004 ..............  1.15% to 2.40%    2,143,041      14.91 to 14.32      31,429,749         0.03%      19.44% to 18.06%
  2003 ..............  1.15% to 2.40%    1,218,961      12.48 to 12.13      15,104,537         0.02%      29.95% to 28.26%
  2002 ..............  1.15% to 1.55%       31,224        9.52 to 9.60         298,922         1.89%    -14.34% to -13.75%
  2001 ..............  1.35% to 1.40%          192      11.13 to 11.13           2,137         0.00%      11.28% to 11.30% (a) (b)

Rydex Variable Trust - Biotechnology Fund
  2004 ..............  1.15% to 2.05%      410,235        8.67 to 8.41       3,526,373         0.00%      -0.06% to -0.92%
  2003 ..............  1.15% to 2.40%      979,925        8.68 to 8.42       8,402,662         0.00%      40.48% to 38.67%
  2002 ..............  1.15% to 1.60%       58,384        6.10 to 6.18         359,610         0.00%    -46.58% to -45.98%
  2001 ..............  1.15% to 1.40%        3,359      11.43 to 11.44          38,404         0.00%      14.29% to 14.36% (a) (b)

Rydex Variable Trust - Consumer Products Fund
  2004 ..............  1.15% to 2.40%    1,275,298      13.31 to 12.79      16,692,929         0.04%      12.00% to 10.67%
  2003 ..............  1.15% to 2.40%      498,453      11.89 to 11.55       5,859,949         0.08%      20.46% to 18.93%
  2002 ..............  1.15% to 1.60%      131,223        9.76 to 9.87       1,290,505         0.06%      -5.56% to -4.72%
  2001 ..............      1.35%               109               10.35           1,128         0.00%                 3.51% (a) (b)

Rydex Variable Trust - Electronics Fund
  2004 ..............  1.15% to 2.40%      703,576        9.37 to 8.99       6,534,146         0.00%    -22.88% to -23.84%
  2003 ..............  1.15% to 2.40%    1,114,654      12.16 to 11.80      13,425,457         0.00%      67.87% to 65.57%
  2002 ..............  1.15% to 1.60%       35,621        7.16 to 7.24         257,310         0.00%    -49.30% to -48.81%
  2001 ..............  1.15% to 1.40%        4,181      14.14 to 14.15          59,125         0.00%      41.37% to 41.45% (a) (b)

Rydex Variable Trust - Energy Fund
  2004 ..............  1.15% to 2.40%    2,467,542      14.02 to 13.46      34,037,274         0.01%      30.75% to 29.25%
  2003 ..............  1.15% to 2.40%    1,407,669      10.72 to 10.42      14,938,467         0.00%      21.60% to 20.05%
  2002 ..............  1.15% to 1.60%      158,402        8.72 to 8.82       1,394,943         0.00%    -15.31% to -14.50%
  2001 ..............  1.35% to 1.40%          444      10.31 to 10.31           4,576         0.00%        3.07% to 3.09% (a) (b)

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                      Contract                                                      Investment
                      Expense                         Unit            Contract        Income            Total
                        Rate*        Units         Fair Value      Owners' Equity     Ratio**          Return***
                   --------------   ---------   ----------------   --------------   ----------   ------------------
Rydex Variable Trust - Energy Services Fund
   2004 .........  1.15% to 2.40%     578,680   $ 15.61 to 15.00   $   8,944,842       0.00%       32.20% to 30.65%
   2003 .........  1.15% to 2.05%     285,215     11.81 to 11.58       3,352,149       0.00%         7.17% to 6.16%
   2002 .........  1.15% to 1.60%      76,321     10.90 to 11.02        838,973        0.00%     -13.83% to -13.09%
   2001 .........  1.15% to 1.40%      33,477     12.67 to 12.68        424,310        0.00%       26.73% to 26.81% (a)(b)

Rydex Variable Trust - Financial Services Fund
   2004 .........  1.15% to 2.40%   2,215,554     12.97 to 12.46       28,208,416      0.21%       15.77% to 14.41%
   2003 .........  1.15% to 2.40%     666,736     11.20 to 10.89       7,386,468       0.11%       27.44% to 25.82%
   2002 .........  1.15% to 1.55%      59,788       8.71 to 8.79         524,297        0.00%    -16.68% to -16.08%
   2001 .........  1.15% to 1.40%       3,379     10.46 to 10.47         35,360         0.00%        4.64% to 4.70% (a)(b)

Rydex Variable Trust - Health Care Fund
   2004 .........  1.15% to 2.40%   1,787,784     10.31 to 9.89       18,134,006       0.00%         5.00% to 3.74%
   2003 .........  1.15% to 2.40%   1,154,231      9.82 to 9.53        11,198,164      0.00%       28.28% to 26.66%
   2002 .........  1.15% to 1.60%     131,266      7.56 to 7.65        1,001,779       0.00%     -22.98% to -22.21%
   2001 .........      1.35%               23         9.83               226           0.00%                 -1.66% (a)(b)

Rydex Variable Trust - Internet Fund
   2004 .........  1.15% to 2.40%   1,965,133    14.60 to 14.02       28,174,640       0.00%       14.54% to 13.23%
   2003 .........  1.15% to 2.40%   1,384,802    12.75 to 12.38       17,462,819       0.00%       62.50% to 60.47%
   2002 .........  1.15% to 1.55%      43,471      7.77 to 7.84         340,198        0.00%      -44.45% to -43.99%
   2001 .........      1.40%               47         14.00               658          0.00%                 39.98% (a)(b)

Rydex Variable Trust - Inverse Dynamic Dow 30 Fund

   2004 .........  1.15% to 2.00%     213,395      8.79 to 8.74        1,871,704       0.00%     -12.14% to -12.64% (a)(b)

Rydex Variable Trust - Inverse Mid Cap Fund

   2004 .........  1.15% to 2.05%      88,589      8.74 to 8.69         771,961        0.00%     -12.61% to -13.14% (a)b)

Rydex Variable Trust - Inverse Small Cap Fund

   2004 .........  1.15% to 2.00%     106,063      8.50 to 8.45         898,747        0.00%     -15.01% to -15.50% (a)(b)

Rydex Variable Trust - Juno Fund
   2004 .........  1.15% to 2.05%   1,762,008      8.70 to 8.57        15,246,795      0.00%     -11.69% to -12.52%
   2003 .........  1.15% to 2.05%   1,091,091      9.85 to 9.79        10,726,393      0.00%       -1.48% to -2.08% (a)(b)

Rydex Variable Trust - Large Cap Europe Fund
   2004 .........  1.15% to 2.40%   1,888,067    12.72 to 12.20       23,728,720      17.67%       14.82% to 13.49%
   2003 .........  1.15% to 2.40%   1,241,111    11.08 to 10.75       13,657,286      25.55%       41.43% to 39.58%
   2002 .........  1.15% to 1.55%     228,764      7.76 to 7.83        1,783,989       0.03%     -29.69% to -29.18%
   2001 .........  1.15% to 1.40%      35,296    11.05 to 11.05        389,892        0.00%        10.46% to 10.52% (a)(b)

Rydex Variable Trust - Large Cap Growth Fund
   2004 .........  1.15% to 2.00%     633,174    10.35 to 10.29       6,542,448        1.00%         3.47% to 2.88% (a)(b)

Rydex Variable Trust - Large Cap Japan Fund
   2004 .........  1.15% to 2.05%     743,806    10.57 to 10.26       7,780,211        0.00%         9.06% to 8.18%
   2003 .........  1.15% to 2.05%     458,873      9.69 to 9.48        4,412,984       0.00%       36.04% to 34.73%
   2002 .........  1.15% to 1.35%     357,322      7.06 to 7.13        2,531,515       0.00%     -17.78% to -17.16%

Rydex Variable Trust - Large Cap Value Fund
   2004 .........  1.15% to 1.85%     420,376    11.16 to 11.11       4,685,275        0.77%       11.63% to 11.12% (a)(b)

Rydex Variable Trust - Leisure Fund
   2004 .........  1.15% to 2.40%   2,018,829    16.08 to 15.45       31,917,768       0.00%       22.44% to 21.02%
   2003 .........  1.15% to 2.40%     801,265    13.13 to 12.77       10,392,637       0.00%       33.34% to 31.62%
   2002 .........  1.15% to 1.60%      56,410      9.74 to 9.85         553,680        0.00%     -16.47% to -15.74%
   2001 .........  1.15% to 1.35%       3,229    11.68 to 11.68         37,711         0.00%       16.79% to 16.85% (a)(b)

Rydex Variable Trust - Long Dynamic Dow 30 Fund
   2004 .........  1.15% to 2.05%     641,605    10.78 to 10.72       6,907,611        8.79%         7.82% to 7.17% (a)(b)

Rydex Variable Trust - Medius Fund
   2004 .........  1.15% to 2.40%   1,074,402    16.77 to 16.12       17,808,586       0.00%       20.74% to 19.36%
   2003 .........  1.15% to 2.40%     983,334    13.89 to 13.50       13,556,655       0.00%       50.68% to 48.73%
   2002 .........  1.15% to 1.60%     237,934      9.12 to 9.22        2,186,704       0.00%     -25.97% to -25.31%
   2001 .........  1.15% to 1.55%      35,445    12.32 to 12.34        437,151         0.00%       23.25% to 23.44% (a) (b)

                                                                     (Continued)
                                       34

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                      Contract                                                      Investment
                      Expense                        Unit             Contract        Income           Total
                        Rate*         Units        Fair Value      Owners' Equity     Ratio**         Return***
                   --------------   ---------   ----------------   --------------   ----------   ------------------
Rydex Variable Trust - Mekros Fund
   2004 .........  1.15% to 2.35%   4,543,149   $ 16.30 to 15.68   $   73,517,463     0.00%        23.76% to 22.42%
   2003 .........  1.15% to 2.40%   5,186,476     13.17 to 12.79       67,947,607     9.37%        62.39% to 60.23%
   2002 .........  1.15% to 1.60%   1,252,515       8.02 to 8.11       10,145,460     0.00%      -36.77% to -36.19%
   2001 .........  1.15% to 1.55%     651,243     12.69 to 12.71        8,278,549     0.00%        26.93% to 27.13% (a)(b)

Rydex Variable Trust - Mid Cap Growth Fund
   2004 .........  1.15% to 2.05%     566,096     10.77 to 10.70        6,084,013     0.00%          7.69% to 7.05% (a)(b)

Rydex Variable Trust - Mid Cap Value Fund
   2004 .........  1.15% to 2.00%     733,363     11.43 to 11.37        8,375,196     0.02%        14.32% to 13.69% (a)(b)

Rydex Variable Trust - Nova Fund
   2004 .........  1.15% toA 2.35%  4,376,840     11.15 to 10.71       48,297,744     0.05%        13.30% to 12.04%
   2003 .........  1.15% to 2.20%   2,518,202       9.84 to 9.59       24,637,798     0.00%        37.59% to 36.04%
   2002 .........  1.15% to 1.60%     540,045       7.07 to 7.15        3,846,631     5.87%      -37.09% to -36.47%
   2001 .........  1.15% to 1.40%      81,264     11.24 to 11.26          914,019     0.00%        12.38% to 12.57% (a)(b)

Rydex Variable Trust - OTC Fund
   2004 .........  1.15% to 2.40%   4,291,035     12.68 to 12.17       53,776,428     0.00%          8.09% to 6.80%
   2003 .........  1.15% to 2.05%     833,609     11.73 to 11.49        9,709,977     0.00%        43.75% to 42.42%
   2002 .........  1.15% to 1.60%     248,795       8.07 to 8.16        2,022,792     0.00%      -40.14% to -39.56%
   2001 .........  1.15% to 1.40%      31,958     13.48 to 13.50          431,187     0.00%        34.82% to 35.02% (a)(b)

Rydex Variable Trust - Precious Metals Fund
   2004 .........  1.15% to 2.40%   1,135,796     16.06 to 15.44       17,973,169     0.00%      -15.20% to -16.22%
   2003 .........  1.15% to 2.40%     828,775     18.94 to 18.43       15,566,822     0.00%        39.28% to 37.61%
   2002 .........  1.15% to 1.60%     518,500     13.45 to 13.60        7,029,828     0.00%        42.73% to 43.91%
   2001 .........  1.15% to 1.60%       5,933       9.44 to 9.45           56,041     0.00%        -5.63% to -5.52% (a)(b)

Rydex Variable Trust - Real Estate Fund
   2004 .........  1.15% to 2.05%     638,192     16.88 to 16.41       10,696,859     0.83%        28.05% to 27.02%
   2003 .........  1.15% to 1.85%     158,221     13.18 to 12.98        2,074,868     3.65%        28.81% to 27.94%
   2002 .........  1.15% to 1.60%     105,366     10.12 to 10.23        1,075,217     2.86%        -3.12% to -2.25%
   2001 .........  1.15% to 1.40%       5,572     10.45 to 10.47           58,317     1.92%          4.50% to 4.68% (a)(b)

Rydex Variable Trust - Retailing Fund
   2004 .........  1.15% to 2.40%   1,119,057     13.29 to 12.76       14,599,245     0.00%          8.79% to 7.50%
   2003 .........  1.15% to 2.40%     557,769     12.22 to 11.87        6,728,717     0.00%        33.71% to 32.01%
   2002 .........  1.15% to 1.60%      20,170       9.04 to 9.14          183,299     0.00%      -23.50% to -22.81%
   2001 .........       1.35%          58,791              11.82          695,234     0.00%                  18.18% (a)(b)

Rydex Variable Trust - Sector Rotation Fund
   2004 .........  1.15% to 2.05%     753,136     10.82 to 10.56        8,100,165     0.00%          9.44% to 8.52%
   2003 .........  1.15% to 2.05%     989,549       9.89 to 9.73        9,733,379     0.00%        28.41% to 27.20%
   2002 .........  1.15% to 1.60%     412,002       7.65 to 7.70        3,167,162     0.00%      -23.51% to -23.00% (a)(b)

Rydex Variable Trust - Small Cap Growth Fund
   2004 .........  1.15% to 2.05%     915,334     11.49 to 11.43       10,503,385     0.00%        14.93% to 14.25% (a)(b)

Rydex Variable Trust - Small Cap Value Fund
   2004 .........  1.15% to 2.00%   1,503,275     11.71 to 11.65       17,579,309     0.08%        17.13% to 16.49% (a)(b)

Rydex Variable Trust - Technology Fund
   2004 .........  1.15% to 2.40%     932,471     12.80 to 12.29       11,788,174     0.00%        -0.01% to -1.20%
   2003 .........  1.15% to 2.40%   1,124,632     12.81 to 12.44       14,246,545     0.00%        59.47% to 57.46%
   2002 .........  1.15% to 1.60%     125,977       7.96 to 8.03        1,009,366     0.00%      -40.28% to -39.81%
   2001 .........  1.15% to 1.40%       4,346     13.33 to 13.34           57,967     0.00%        33.33% to 33.41% (a)(b)

Rydex Variable Trust - Telecommunications Fund
   2004 .........  1.15% to 2.40%   2,551,837       9.01 to 8.63       22,542,299     0.00%        11.38% to 10.08%
   2003 .........  1.15% to 2.40%   1,109,456       8.09 to 7.84        8,870,526     0.00%        32.14% to 30.47%
   2002 .........  1.15% to 1.60%     146,026       6.04 to 6.12          891,274     0.00%      -40.98% to -40.28%
   2001 .........  1.35% to 1.40%         139     10.24 to 10.24            1,424     0.00%          2.42% to 2.44% (a)(b)

                                                                     (Continued)
                                       35

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                      Contract                                                      Investment
                      Expense                       Unit           Contract           Income             Total
                        Rate*        Units       Fair Value        Owners' Equity     Ratio**           Return***
                   --------------   ---------   ----------------   --------------   ----------   ------------------
Rydex Variable Trust - Titan 500 Fund
   2004 .........  1.15% to 2.05%   1,221,310   $ 11.01 to 10.67   $   13,274,965      0.00%       15.55% to 14.64%
   2003 .........  1.15% to 2.05%   2,532,632       9.53 to 9.31       24,009,533      0.00%       53.16% to 51.61%
   2002 .........  1.15% to 1.60%     240,214       6.14 to 6.22        1,489,970      0.00%     -47.18% to -46.63%
   2001 .........  1.35% to 1.60%       1,055     11.64 to 11.65           12,282      0.00%       16.40% to 16.47% (a)(b)

Rydex Variable Trust - Transportation Fund
   2004 .........  1.15% to 2.40%   2,259,235     15.24 to 14.64       33,857,618      0.00%       21.58% to 20.12%
   2003 .........  1.15% to 2.40%     336,896     12.54 to 12.19        4,171,916      0.00%       19.13% to 17.60%
   2002 .........  1.15% to 1.60%      37,312     10.44 to 10.53          391,786      0.00%     -13.28% to -12.70%
   2001 .........  1.35% to 1.40%         161     12.05 to 12.05            1,940      0.00%       20.49% to 20.51% (a)(b)

Rydex Variable Trust - U.S. Government Bond Fund
   2004 .........  1.15% to 2.35%   1,812,323     11.86 to 11.41       21,283,468      3.65%         7.12% to 5.82%
   2003 .........  1.15% to 2.35%   1,181,842     11.07 to 10.78       12,990,386      2.96%       -2.21% to -3.35%
   2002 .........  1.15% to 1.60%   1,033,379     11.20 to 11.32       11,662,664      6.41%       16.18% to 17.23%
   2001 .........  1.15% to 1.40%      36,066       9.65 to 9.66          348,097      0.34%       -3.50% to -3.45% (a)(b)

Rydex Variable Trust - Ursa Fund
   2004 .........  1.15% to 2.35%   1,403,512       7.31 to 7.02       10,139,870      0.00%     -11.24% to -12.41%
   2003 .........  1.15% to 2.35%     562,511       8.24 to 8.01        4,600,851      0.00%     -24.53% to -25.46%
   2002 .........  1.15% to 1.60%     733,397     10.79 to 10.91        7,968,126      0.82%       19.17% to 20.24%
   2001 .........  1.15% to 1.35%       6,489       9.07 to 9.08           58,873      0.00%       -9.28% to -9.23% (a)(b)

Rydex Variable Trust - Utilities Fund
   2004 .........  1.15% to 2.40%     935,617       8.92 to 8.54        8,266,553      1.64%       15.96% to 14.58%
   2003 .........  1.15% to 2.40%   1,290,262       7.69 to 7.46        9,829,647      2.41%       23.96% to 22.33%
   2002 .........  1.15% to 1.60%     361,021       6.14 to 6.20        2,235,278      0.02%     -34.18% to -33.60%
   2001 .........  1.15% to 1.40%       6,401       9.32 to 9.34           59,735      0.00%       -6.75% to -6.63% (a)(b)

Rydex Variable Trust - Velocity 100 Fund
   2004 .........  1.15% to 2.05%   2,525,054      10.27 to 9.93       25,733,805      3.46%       12.90% to 11.99%
   2003 .........  1.15% to 2.05%   1,367,723       9.01 to 8.87       12,325,139     13.80%       96.36% to 94.23%
   2002 .........  1.15% to 1.60%     367,836       4.57 to 4.63        1,699,948      0.00%     -70.20% to -69.82%
   2001 .........  1.15% to 1.60%       3,156     15.34 to 15.35           48,445      0.00%       53.36% to 53.53% (a)(b)

Smith Barney GSSF - Fundamental Value Portfolio
   2003 .........      1.30%            2,967        21.23                 62,996      0.41%           36.84%
   2002 .........      1.30%            6,235        15.52                 96,745      0.97%          -22.33%
   2001 .........      1.30%            7,263        19.98                145,090      0.69%           -6.51%
   2000 .........      1.30%            8,806        21.37                188,155      2.01%           18.93%

Smith Barney GSSF - Intermediate High Grade Portfolio
   2000 .........      1.30%              623        12.12                  7,549     11.55%            8.43%

Smith Barney TSF - International All Cap Growth Portfolio
   2004 .........      1.30%            5,196        11.31                 58,764      0.78%           16.34%
   2003 .........      1.30%            7,357        9.72                  71,521      1.02%           25.80%
   2002 .........      1.30%            7,470        7.73                  57,725      0.93%          -26.66%
   2001 .........      1.30%            8,169        10.54                 86,073      0.00%          -32.07%
   2000 .........      1.30%           16,279        15.51                252,503      0.79%          -24.78%

Smith Barney TSF - Large Cap Value Portfolio
   2004 .........      1.30%          280,779        15.50              4,351,174      1.75%            9.19%
   2003 .........      1.30%          334,493        14.19              4,747,267      1.62%           25.94%
   2002 .........      1.30%          381,396        11.27              4,298,052      3.75%          -26.39%
   2001 .........      1.30%          432,693        15.31              6,623,958      0.07%           -9.37%
   2000 .........      1.30%           11,018        16.89                186,104      1.63%           11.65%

Smith Barney TSF - Money Market Portfolio
   2004 .........      1.30%           10,348        12.33                127,637      0.59%           -0.43%
   2003 .........      1.30%           24,081        12.39                298,317      0.65%           -0.65%
   2002 .........      1.30%           25,868        12.47                322,546      1.31%           -0.04%
   2001 .........      1.30%           37,571        12.47                468,668      0.21%            2.38%
   2000 .........      1.30%            1,148        12.18                 13,987      2.38%            4.65%

                                                                     (Continued)
                                       36

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                      Contract                                                      Investment
                      Expense                       Unit              Contract        Income             Total
                        Rate*        Units       Fair Value        Owners' Equity     Ratio**           Return***
                   --------------   ---------   ----------------   --------------   ----------   ------------------
Smith Barney VAF - The Income and Growth Portfolio
   2000 .........      1.30%          261,552   $    33.61         $    8,791,882      1.46%           12.26%

Smith Barney VAF - The Reserve Account Portfolio
   2000 .........      1.30%            2,589        14.38                 37,242      7.94%            3.68%

Smith Barney VAF - The U.S. Government/High Quality Securities Portfolio
   2000 .........      1.30%           27,043        16.75                452,887      3.60%            3.35%
                                                                    -------------

2004 Reserves for annuity contracts in payout phase: ...........          167,427
                                                                    -------------
2004 Contract owners' equity ...................................    $ 979,135,633
                                                                    =============

2003 Reserves for annuity contracts in payout phase: ...........           75,047
                                                                    -------------
2003 Contract owners' equity ...................................    $ 578,495,135
                                                                    =============

2002 Reserves for annuity contracts in payout phase: ...........           74,923
                                                                    -------------
2002 Contract owners' equity ...................................    $ 198,848,699
                                                                    =============

2001 Reserves for annuity contracts in payout phase: ...........          124,444
                                                                    -------------
2001 Contract owners' equity ...................................    $  33,802,859
                                                                    =============

2000 Reserves for annuity contracts in payout phase: ...........          167,611
                                                                    -------------
2000 Contract owners' equity ...................................    $  10,097,920
                                                                    =============

        * This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

       ** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

      *** This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses charged through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

             Report of Independent Registered Public Accounting Firm


The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-4:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-4 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2004, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2004, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.


KPMG LLP
Columbus, Ohio
March 4, 2005

NATIONWIDE LIFE INSURANCE COMPANY                                    PRSRT STD
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220      U.S. POSTAGE
                                                                      PAID
                                                                    NATIONWIDE

Nationwide/(R)/ is a registered federal service mark of Nationwide Mutual Insurance Company